                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02224
                                   ---------------------------------------------

                           MML Series Investment Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       1295 State Street, Springfield, MA                          01111
--------------------------------------------------------------------------------
     (Address of principal executive offices)                    (Zip code)

                                David W. O'Leary
                    1295 State Street, Springfield, MA 01111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 413-788-8411
                                                    ----------------

Date of fiscal year end:   12/31/2004
                         ------------

Date of reporting period:  12/31/2004
                          -----------

ITEM 1 REPORTS TO STOCKHOLDERS.

MML SERIES INVESTMENT FUND

ANNUAL REPORT
FOR THE YEAR ENDED
DECEMBER 31, 2004

[GRAPHIC]

MML EQUITY INDEX FUND
MML SMALL CAP EQUITY FUND

INVEST

INSURE

RETIRE

[MASSMUTUAL FINANCIAL GROUP(SM) LOGO]

YOU CAN'T PREDICT. YOU CAN PREPARE(R).

TABLE OF CONTENTS

PORTFOLIO MANAGER REPORTS                                                                             1

PORTFOLIO OF INVESTMENTS                                                                              7
    MML Equity Index Fund                                                                             7
    MML Small Cap Equity Fund                                                                        13

STATEMENT OF ASSETS AND LIABILITIES                                                                  15

STATEMENT OF OPERATIONS                                                                              16

STATEMENT OF CHANGES IN NET ASSETS                                                                   17

FINANCIAL HIGHLIGHTS                                                                                 18

NOTES TO FINANCIAL STATEMENTS                                                                        21

INDEPENDENT AUDITORS' REPORT                                                                         29

DIRECTORS AND OFFICERS (UNAUDITED)                                                                   30

FEDERAL TAX INFORMATION (UNAUDITED)                                                                  32

FUND EXPENSES (UNAUDITED)                                                                            33

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE MML SERIES INVESTMENT FUND. INVESTORS SHOULD CONSIDER A FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY IS AVAILABLE IN THE PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

MML SERIES INVESTMENT FUND - LETTER TO SHAREHOLDERS

[PHOTO OF DAVID O'LEARY]

DAVID O'LEARY

"IN MASSMUTUAL'S VIEW, INVESTORS SHOULD FOCUS ON THE LONG TERM, WITH A PORTFOLIO THAT IS APPROPRIATELY DIVERSIFIED BASED ON THEIR FINANCIAL GOALS, TIME HORIZON AND RISK COMFORT LEVEL. STAYING THE COURSE WITH TIME-TESTED PRINCIPLES, SUCH AS DIVERSIFICATION, HAS HISTORICALLY PROVEN TO BE A SOUND STRATEGY."

A LOOK BACK AT 2004

During the first half of 2004, the strong market advance of 2003 lost much of its momentum, as unsettling geopolitical developments, a nebulous market environment and the uncertainty surrounding the U.S. presidential election weighed on investors' minds. Although the larger-cap and technology-oriented market indexes lost some traction in the first quarter, the S&P 500 Index(R)* held its ground and small-cap and international stocks advanced. The bond market also benefited from slightly lower interest rates.

A seesaw of positives and negatives kept many investors from making definitive moves in the second quarter. Despite stronger economic growth and corporate profits, greater consumer confidence and improving employment statistics, higher oil prices, renewed inflation concerns and continued terrorist threats unnerved investors. As a result, many market indexes turned in nearly flat returns.

In the third quarter, stocks lost ground as high energy prices, rising interest rates, presidential election jitters and the worst hurricane season in 40 years kept investors on the defensive. Bonds outperformed stocks, despite two increases in short-term interest rates by the Federal Reserve (Fed).

As 2004 drew to a close, many investors saw gains in the major stock indexes for both the fourth quarter and the year itself. The fixed income rally that had buoyed bond prices for a good portion of the year slowed considerably in the middle of the fourth quarter. Underscoring investor preference for technology stocks over blue chips as 2004 wound down, the Nasdaq Composite Index and Dow Jones Industrial Average returned 14.69% and 7.48% for the quarter and 8.59% and 5.29% for the year, respectively. Small-cap stocks easily outdistanced large caps on both a quarterly basis and for the year. International stocks benefited from the continued weakening of the dollar relative to other currencies, as the MSCI EAFE Index outperformed nearly every other major equity index. Despite an investment trend away from fixed income and toward equities, many bond investors still notched positive returns for the year.

As with much of the year, economic news in the fourth quarter was generally mixed. Many investors were encouraged by a swift resolution to the presidential election and reports of an overall improvement in economic fundamentals. However, gyrating oil prices, predictions about a weak holiday retailing season, weak statistics for new home sales and mortgage applications and concerns about corporate earnings kept an equity rally from sustaining momentum until the second half of the fourth quarter, when a series of economic reports pointed to solid expansion and an improved outlook.

THE ROLE OF THE WEAKENING DOLLAR

In the fourth quarter of 2004, the U.S. dollar declined dramatically relative to its key benchmark currencies, including the euro, the Japanese yen and the British pound. The strong performance of international markets in 2004 directly correlates to the dollar's weakness. Currency rates suddenly became a focus for investors, who wondered about the impact to their portfolios and whether a falling dollar could be both negative and positive. The answer seems to be yes - depending on your perspective.

----------
* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

Put simply, a dollar that is strengthening can buy more units of a foreign currency; a weakening dollar will buy fewer. When the dollar strengthens, the prices of goods and services produced abroad go down for American consumers, who have more purchasing power to buy foreign securities, and a better rate of exchange when traveling abroad. Viewed differently, a strong dollar means that U.S. companies have greater difficulty doing business internationally, as they must compete with the lower prices of foreign products. Conversely, when the value of the dollar declines, foreign products become more expensive for U.S. buyers, U.S. companies can offer more competitive pricing on products overseas, foreign travelers find the U.S. to be more affordable, and securities denominated in dollars become more attractive. On the other hand, the prices of foreign-produced goods become higher for U.S. buyers - whose travel to other countries may become cost-prohibitive and whose foreign securities purchasing power diminishes.

OUTLOOK

The weakening dollar notwithstanding, as we look toward 2005, there are various encouraging economic signs on the horizon. Inflation and interest rates are still low and economic expansion has been widely substantiated. Reports on personal income, consumer confidence and durable goods have suggested the economy may sustain above-average growth in the near term, all of which could translate into stronger corporate earnings figures and higher stock prices. The Fed will likely continue to raise interest rates at a measured pace - in tandem with a potentially stronger equity environment, this may present a challenge to bond investors.

In summary, MassMutual continues to believe that investors should focus on the long term, with a portfolio that is appropriately diversified based on their financial goals, time horizon and risk comfort level. Staying the course with time-tested principles, such as diversification, has historically helped investors reach their goals, although past performance is no guarantee of future results.

/s/ David W. O'Leary

David W. O'Leary
PRESIDENT

THE OPINIONS EXPRESSED HEREIN ARE THOSE OF MASSMUTUAL AS OF JANUARY 1, 2005 AND ARE SUBJECT TO CHANGE WITHOUT NOTICE. THIS INFORMATION IS NOT TO BE CONSTRUED AS TAX, LEGAL OR INVESTMENT ADVICE.

MML EQUITY INDEX FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MML EQUITY INDEX FUND?

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of larger-capitalized companies. The Fund pursues this objective by investing at least 80% of its assets in the equity securities of companies that make up the S&P 500 Index(R).

HOW DID THE FUND PERFORM DURING 2004?

For the 12 months ended December 31, 2004, the Fund's Class I shares returned 10.42%, nearly in line with the 10.88% return of the S&P 500 Index(R), a market-capitalization-weighted, unmanaged index of 500 common stocks.

WHAT WAS THE INVESTMENT BACKDROP DURING THE PERIOD?

While the U.S. economy continued to demonstrate signs of improvement during the first few months of 2004, a muted improvement in job growth dampened enthusiasm. Given the pace of economic growth, the sluggish job market implied a significant increase in corporate productivity, expected to translate into continued strong corporate profits. In this environment, value stocks continued to outpace growth stocks as they did in 2003.

During the second quarter, the U.S. economy was positively impacted by a number of factors, including a rise in consumer confidence, rising corporate profits and improvements in the labor market, although the market was held back by a number of factors, including concerns of a Federal Reserve (Fed) interest rate hike and the handover of power in Iraq. The market gained some stability with both events taking place uneventfully at the end of June; however, investors remained cautious. Fixed-income markets struggled during the period, sparked by the rate increase and anticipation of further increases.

In the third quarter, rapidly increasing oil prices, continued global instability and concerns over the lack of job growth tempered the performance of U.S. equity markets. The Fed raised the federal funds rate by 0.25% and affirmed its expectations that the flow of future economic data would support continued tightening at a measured pace. Bonds outperformed stocks for the quarter by approximately five percentage points. Global equity markets generally fared better than the U.S. equity markets, led by favorable performance across Europe.

The U.S. economy rallied again in the fourth quarter. Economic growth, changing from a consumption-driven trend to one fueled by business and business investment, advanced slightly, although corporate executives were cautiously optimistic. Inflation remained relatively under control, and expectations continued that the Fed would maintain a measured pace of interest rate increases. Although the dollar, on a trade-weighted basis, continued to decline, the desirability of U.S. assets remained quite high.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

In the first quarter, sector performance was mixed. The financials sector provided the greatest contribution to the market's return; consumer staples and energy also helped boost Index performance. Conversely, the information technology sector, which drove the performance of the Index in 2003, lagged in the first quarter.

Sector results were also mixed in the second quarter, as the financial services sector, which has the largest weight in the S&P 500, underperformed all other groups. On the other hand, the S&P's second-largest sector, information technology, advanced for the period. Energy was the best-performing sector.

Continuing the trend of the prior two quarters, sector performance throughout the third quarter was mixed. The energy sector, driven by the rise in oil prices, advanced the most, while information technology turned in the worst performance, losing ground during the period.

During the final quarter of 2004, all sectors generated results of 4.7% or better, with the information technology sector's double-digit advance leading the way. The financials sector also drove performance for the period.

                              MML EQUITY INDEX FUND
                                 INDUSTRY TABLE
                          (% OF NET ASSETS) ON 12/31/04

Banking, Savings & Loans                                                  11.8%
Pharmaceuticals                                                            8.5%
Energy                                                                     7.2%
Electrical Equipment & Electronics                                         6.8%
Retail                                                                     5.7%
Insurance                                                                  5.0%
Computers & Information                                                    4.4%
Prepackaged Software                                                       4.2%
Financial Services                                                         3.9%
Broadcasting, Publishing & Printing                                        2.8%
Electric Utilities                                                         2.7%
Medical Supplies                                                           2.4%
Cosmetics & Personal Care                                                  2.3%
Beverages                                                                  2.2%
Communications                                                             2.2%
Telephone Utilities                                                        2.2%
Commercial Services                                                        2.0%
Foods                                                                      1.9%
Aerospace & Defense                                                        1.9%
Transportation                                                             1.9%
Industrial - Diversified                                                   1.9%
Chemicals                                                                  1.6%
Tobacco                                                                    1.3%
Healthcare                                                                 1.1%
Entertainment & Leisure                                                    1.0%
Automotive & Parts                                                         1.0%
Machinery & Components                                                     0.9%
Computers & Office Equipment                                               0.9%
Data Processing & Preparation                                              0.8%
Apparel, Textiles & Shoes                                                  0.8%
Metals & Mining                                                            0.7%
Household Products                                                         0.6%
Restaurants                                                                0.6%
Forest Products & Paper                                                    0.5%
Information Retrieval Services                                             0.4%
Manufacturing                                                              0.4%
Computer Integrated Systems Design                                         0.4%
Communications Equipment                                                   0.4%
Lodging                                                                    0.3%
Home Construction, Furnishings & Appliances                                0.3%
Advertising                                                                0.2%
Building Materials & Construction                                          0.2%
Real Estate                                                                0.2%
Containers                                                                 0.2%
Air Transportation                                                         0.1%
Toys, Games                                                                0.1%
Photography Equipment/ Supplies                                            0.1%
Retail - Grocery                                                           0.1%
Industrial - Distribution                                                  0.1%
Computer Programming Services                                              0.0%
Travel                                                                     0.0%
Futures                                                                    0.0%
Short-Term Investments and Other Assets and Liabilities                    0.8%
                                                                         -----
                                                                         100.0%
                                                                         =====

                              MML EQUITY INDEX FUND
                        LARGEST STOCK HOLDINGS (12/31/04)

General Electric Co.
Exxon Mobil Corp.
Microsoft Corp.
Citigroup, Inc.
Wal-Mart Stores, Inc.
Pfizer, Inc.
Bank of America Corp.
Johnson & Johnson
American International Group, Inc.
International Business Machines Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MML Equity Index Fund Class I and the S&P 500 Index.

MML SERIES INVESTMENT FUND
TOTAL RETURN

                                                FIVE YEAR        SINCE INCEPTION
                           ONE YEAR          AVERAGE ANNUAL      AVERAGE ANNUAL
                       1/1/04 - 12/31/04   1/1/00 - 12/31/04   5/1/97 - 12/31/04
ML Equity Index
Fund Class I                10.42%              -2.75%               6.63%

S&P 500 Index               10.88%              -2.30%               7.15%

Hypothetical Investments in MML Equity Index Fund Class II, Class III and the S&P 500 Index

MML SERIES INVESTMENT FUND
TOTAL RETURN


                                                       SINCE INCEPTION
                                      ONE YEAR         AVERAGE ANNUAL
                                  1/1/04 - 12/31/04   5/1/00 - 12/31/04
MML Equity Index Fund Class II         10.60%               -2.58%
MML Equity Index Fund Class III        10.77%               -2.51%

S&P 500 Index                          10.88%               -2.29%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                      CLASS I        S&P 500 Index
5/1/97               $   10,000      $      10,000
12/97                $   12,193      $      12,255
12/98                $   15,634      $      15,757
12/99                $   18,811      $      19,073
12/00                $   17,018      $      17,338
12/01                $   14,921      $      15,279
12/02                $   11,569      $      11,903
12/03                $   14,818      $      15,316
12/04                $   16,362      $      16,981

[CHART]

                      CLASS II     CLASS III    S&P 500 INDEX
5/1/2000              $  10,000    $  10,000    $      10,000
12/00                 $   9,137    $   9,150    $       9,162
12/01                 $   8,024    $   8,024    $       8,074
12/02                 $   6,236    $   6,244    $       6,290
12/03                 $   8,001    $   8,016    $       8,094
12/04                 $   8,849    $   8,879    $       8,974

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY ACCESSING THE WEBSITE AT www.massmutual.com.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. THE FUND'S RETURN REFLECTS CHANGES IN THE NET ASSET VALUE PER SHARE WITHOUT THE DEDUCTION OF ANY PRODUCT CHARGES. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

MML SMALL CAP EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MML SMALL CAP EQUITY FUND?

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

HOW DID THE FUND PERFORM DURING 2004?

For the 12 months ended December 31, 2004, the Fund's shares returned 16.36%, trailing the 18.33% return of the Russell 2000 Index, a broadly based, unmanaged index of 2000 small-capitalization common stocks.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

Equity markets recorded modest gains in the first quarter of 2004, as renewed concerns over terrorism and rising oil prices dampened investor psychology and enthusiasm after a strong start in January. Job growth improved during the period; other positive indicators included favorable corporate earnings, declining interest rates and healthy consumer spending.

During the second quarter, equities posted only a slight gain, as a bit of a holding pattern set in due to anxiety over how much and when the Federal Reserve would raise interest rates. Investors got closure at the end of June, when the central bank boosted rates for the first time since May 2000 by a quarter of a percentage point. Equity markets, relieved, rose modestly. Additional economic measures released during the quarter were largely favorable, although a few wrinkles remained - namely jobs and oil.

Third quarter equity market performance resembled a roller-coaster ride. Early in the quarter, factors such as higher interest rates, rising oil prices and weak economic data drove markets lower. Things turned around in the middle of August, when longer-term interest rates trended lower and bargain hunters feasted on attractive equity valuations. In September, however, headwinds - including record oil prices and presidential election uncertainty - cast a chill on the markets.

Equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. With a major element of uncertainty - political leadership - eliminated, investors refocused on major economic indicators, such as strengthening job creation and improved consumer confidence.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

During the first quarter of 2004, less-than-favorable stock selection hindered the Fund's progress. In particular, our choices in the consumer discretionary, financial services and health care sectors hampered performance. The Fund's emphasis on oil services companies in the energy sector and semiconductor names in the technology sector also detracted from results, as both areas experienced a significant price correction during the quarter. Conversely, the Fund experienced strong results in autos/transportation.

In the second quarter, favorable stock selection, from the autos/transportation and financial services sectors to the producer durables and technology sectors, helped to drive returns. Several of the Fund's energy services holdings and companies specializing in electrical components and equipment realized particularly strong results. Additionally, in technology, the Fund's holdings significantly outperformed corresponding benchmark positions and in the consumer discretionary sector, our holdings added value. The Fund's health care stocks hampered performance somewhat, although the portfolio held only minimal positions.

Performance for the Fund's technology holdings was weak in the third quarter, particularly for a few holdings in the semiconductor space. Our stock selection was also weak in the financial services and health care sectors. With respect to areas of strength, our results continued to be highly favorable in the other energy and autos and transportation sectors, where several energy services holdings and companies specializing in shipping realized particularly strong results.

In the final quarter of 2004, our stock selection turned out to be largely favorable across most economic sectors, with particular strength in the financial services, materials and processing, and health care sectors. The portfolio's holdings in the autos and transportation sector, a leading area in 2004, also performed strongly. Areas of weakness relative to the Russell 2000 Index were the technology, producer durables and consumer discretionary sectors.

WHAT IS YOUR OUTLOOK?

Our 2005 outlook for the U.S. stock market assumes that profit growth will decelerate from 2004 levels and settle in the 8% to 10% range. It is likely the market could face downward pressure on valuations as interest rates rise. If these two trends materialize, we may be faced with a lackluster year for equities. Conversely, the stock market should be able to take in stride rising interest rates, as long as the increases are gradual and inflation does not become troublesome.

                            MML SMALL CAP EQUITY FUND
                                 INDUSTRY TABLE
                          (% OF NET ASSETS) ON 12/31/04

Machinery & Components                                                       13.1%
Financial Services                                                           10.5%
Banking, Savings & Loans                                                      9.2%
Electrical Equipment & Electronics                                            8.9%
Transportation                                                                6.7%
Energy                                                                        6.7%
Insurance                                                                     6.0%
Commercial Services                                                           6.0%
Medical Supplies                                                              4.5%
Broadcasting, Publishing & Printing                                           2.9%
Pharmaceuticals                                                               2.9%
Chemicals                                                                     2.8%
Retail                                                                        2.5%
Industrial - Diversified                                                      1.9%
Home Construction, Furnishings & Appliances                                   1.8%
Household Products                                                            1.7%
Apparel, Textiles & Shoes                                                     1.5%
Prepackaged Software                                                          1.4%
Restaurants                                                                   1.3%
Air Transportation                                                            1.1%
Computer Related Services                                                     0.9%
Cosmetics & Personal Care                                                     0.6%
Telephone Utilities                                                           0.2%
Metals & Mining                                                               0.2%
Short-Term Investments and Other Assets and Liabilities                       4.7%
                                                                            -----
                                                                            100.0%
                                                                            =====

                           MML SMALL CAP EQUITY FUND
                       LARGEST STOCK HOLDINGS (12/31/04)

Eaton Vance Corp.
Roper Industries, Inc.
The Commerce Group, Inc.
Landstar System, Inc.
Jefferies Group, Inc.
Heartland Express, Inc.
Coldwater Creek, Inc.
Kaydon Corp.
Teleflex, Inc.
First Republic Bank

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MML Small Cap Equity Fund and the Russell 2000 Index

MML SERIES INVESTMENT FUND

TOTAL RETURN                                   FIVE YEAR       SINCE INCEPTION
                            ONE YEAR         AVERAGE ANNUAL     AVERAGE ANNUAL
                       1/1/04 - 12/31/04   1/1/00 - 12/31/04   6/1/98 - 12/31/04
MML Small Cap
Equity Fund                  16.36%              9.60%               4.47%

Russell 2000 Index           18.33%              6.61%               6.93%

[CHART]
                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

              MML SMALL CAP EQUITY FUND     RUSSELL 2000 INDEX
6/1/98                 $   10,000              $   10,000
12/98                  $    8,522              $    9,307
12/99                  $    8,433              $   11,286
12/00                  $    9,583              $   10,945
12/01                  $    9,904              $   11,217
12/02                  $    8,732              $    8,919
12/03                  $   11,464              $   13,134
12/04                  $   13,339              $   15,541

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY ACCESSING THE WEBSITE AT www.massmutual.com.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. THE FUND'S RETURN REFLECTS CHANGES IN THE NET ASSET VALUE PER SHARE WITHOUT THE DEDUCTION OF ANY PRODUCT CHARGES. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

MML EQUITY INDEX FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF        MARKET
                                                        SHARES           VALUE
                                                      -----------    -------------
EQUITIES -- 99.2%
ADVERTISING -- 0.2%
Interpublic Group of
  Companies, Inc.* +                                       14,807    $     198,414
Monster Worldwide, Inc.*                                    4,276          143,845
Omnicom Group, Inc.                                         6,706          565,450
                                                                     -------------
                                                                           907,709
                                                                     -------------

AEROSPACE & DEFENSE -- 1.9%
Boeing Co.                                                 29,969        1,551,495
General Dynamics Corp.                                      7,107          743,392
Goodrich Corp.                                              4,239          138,361
Honeywell
  International, Inc.                                      30,690        1,086,733
Lockheed Martin Corp.                                      15,940          885,467
Northrop Grumman Corp.                                     12,868          699,504
Raytheon Co.                                               16,088          624,697
Rockwell Collins, Inc.                                      6,368          251,154
United Technologies Corp.                                  18,311        1,892,442
                                                                     -------------
                                                                         7,873,245
                                                                     -------------

AIR TRANSPORTATION -- 0.1%
Delta Air Lines, Inc.* +                                    4,499           33,653
Southwest Airlines Co.                                     28,240          459,747
                                                                     -------------
                                                                           493,400
                                                                     -------------

APPAREL, TEXTILES & SHOES -- 0.8%
Coach, Inc.*                                                6,700          377,880
The Gap, Inc.                                              31,245          659,894
Jones Apparel Group, Inc.                                   4,496          164,419
Limited Brands                                             14,430          332,179
Liz Claiborne, Inc.                                         3,874          163,522
Nike, Inc. Cl. B                                            9,424          854,663
Nordstrom, Inc.                                             5,035          235,286
Reebok International
  Limited+                                                  2,156           94,864
VF Corp.                                                    3,951          218,806
                                                                     -------------
                                                                         3,101,513
                                                                     -------------

AUTOMOTIVE & PARTS -- 1.0%
AutoNation, Inc.*                                           9,600          184,416
Cooper Tire &
  Rubber Co.+                                               2,346           50,556
Dana Corp.                                                  5,303           91,901
Delphi Corp.+                                              20,083          181,149
Ford Motor Co.+                                            65,367          956,973
General Motors Corp.+                                      20,130          806,408
Genuine Parts Co.                                           6,229          274,450
The Goodyear Tire &
  Rubber Co.* +                                             6,265           91,845
Harley-Davidson, Inc.                                      10,520          639,090
Navistar
  International Corp.*                                      2,474    $     108,807
Paccar, Inc.+                                               6,183          497,608
Visteon Corp.+                                              4,612           45,059
                                                                     -------------
                                                                         3,928,262
                                                                     -------------

BANKING, SAVINGS & LOANS -- 11.8%
AmSouth Bancorporation+                                    12,659          327,868
Bank of America Corp.                                     143,992        6,766,184
Bank of New York Co., Inc.                                 27,845          930,580
BB&T Corp.                                                 19,783          831,875
Capital One Financial Corp.                                 8,600          724,206
Citigroup, Inc.                                           185,044        8,915,420
Comerica, Inc.+                                             6,169          376,432
Compass Bancshares, Inc.                                    3,800          184,946
Fannie Mae                                                 34,576        2,462,157
Fifth Third Bancorp+                                       20,363          962,763
First Horizon
  National Corp.+                                           4,400          189,684
Freddie Mac                                                24,586        1,811,988
Golden West
  Financial Corp.                                          10,910          670,092
JP Morgan Chase & Co.                                     127,247        4,963,905
KeyCorp+                                                   14,510          491,889
M&T Bank Corp.                                              4,200          452,928
Marshall and Ilsley Corp.                                   8,000          353,600
Mellon Financial Corp.                                     15,194          472,685
National City Corp.+                                       23,698          889,860
North Fork
  Bancorporation, Inc.                                     16,750          483,237
Northern Trust Corp.                                        8,488          412,347
Providian
  Financial Corp.* +                                       10,502          172,968
Regions Financial Corp.                                    16,470          586,167
SLM Corp.                                                  15,542          829,787
Sovereign Bancorp, Inc.+                                   11,677          263,316
State Street Corp.                                         12,022          590,521
SunTrust Banks, Inc.                                       12,790          944,925
Synovus Financial Corp.                                    11,063          316,181
U.S. Bancorp                                               67,132        2,102,574
Wachovia Corp.                                             57,351        3,016,663
Washington Mutual, Inc.                                    31,376        1,326,577
Wells Fargo & Co.                                          60,329        3,749,447
Zions Bancorp                                               3,193          217,220
                                                                     -------------
                                                                        47,790,992
                                                                     -------------

BEVERAGES -- 2.2%
Anheuser-Busch
  Companies, Inc.                                          28,148        1,427,948
Brown-Forman Corp. Cl. B                                    4,380          213,218
The Coca-Cola Co.                                          86,676        3,608,322
Coca-Cola
  Enterprises, Inc.                                        16,774    $     349,738
Coors (Adolph) Co. Cl. B+                                   1,289           97,539
The Pepsi Bottling
  Group, Inc.+                                              9,038          244,388
PepsiCo, Inc.                                              60,008        3,132,418
                                                                     -------------
                                                                         9,073,571
                                                                     -------------

BROADCASTING, PUBLISHING & PRINTING -- 2.8%
Clear Channel
  Communications, Inc.                                     20,449          684,837
Comcast Corp. Cl. A*                                       79,118        2,633,047
Dow Jones & Co., Inc.+                                      2,926          125,994
Gannett Co., Inc.                                           9,135          746,329
Knight Ridder, Inc.+                                        2,755          184,420
The McGraw-Hill
  Companies, Inc.                                           6,830          625,218
Meredith Corp.                                              1,844           99,945
New York Times Co. Cl. A+                                   5,265          214,812
Time Warner, Inc.*                                        163,408        3,176,652
Tribune Co.                                                11,409          480,775
Univision Communications,
  Inc. Cl. A* +                                            11,600          339,532
Viacom, Inc. Cl. B                                         60,768        2,211,348
                                                                     -------------
                                                                        11,522,909
                                                                     -------------

BUILDING MATERIALS & CONSTRUCTION -- 0.2%
Louisiana-Pacific Corp.                                     3,856          103,109
Masco Corp.                                                15,467          565,010
Vulcan Materials Co.                                        3,610          197,142
                                                                     -------------
                                                                           865,261
                                                                     -------------

CHEMICALS -- 1.6%
Air Products &
  Chemicals, Inc.                                           8,158          472,919
Ashland, Inc.                                               2,503          146,125
Dow Chemical Co.                                           33,568        1,661,952
Du Pont (E.I.) de
  Nemours & Co.                                            35,604        1,746,376
Eastman Chemical Co.                                        2,800          161,644
Engelhard Corp.                                             4,393          134,733
Great Lakes
  Chemical Corp.+                                           1,855           52,849
Hercules, Inc.*                                             4,006           59,489
International Flavors &
  Fragrances, Inc.                                          3,346          143,343
Monsanto Co.                                                9,585          532,447
PPG Industries, Inc.                                        6,089          415,026
Praxair, Inc.                                              11,564          510,551
Rohm & Haas Co.                                             8,040          355,609
                                                                     -------------
                                                                         6,393,063
                                                                     -------------

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF        MARKET
                                                        SHARES           VALUE
                                                      -----------    -------------
COMMERCIAL SERVICES -- 2.0%
Allied Waste
  Industries, Inc.*                                        11,360    $    105,421
Apollo Group, Inc. Cl. A*                                   6,588         531,717
Block (H&R), Inc.+                                          5,874         287,826
Cendant Corp.                                              37,842         884,746
Cintas Corp.                                                6,190         271,493
Convergys Corp.*                                            5,116          76,689
Donnelley (R.R.) &
  Sons Co.                                                  7,822         276,038
eBay, Inc.*                                                23,720       2,758,162
Ecolab, Inc.+                                               9,216         323,758
Equifax, Inc.                                               4,859         136,538
Fluor Corp.+                                                2,927         159,551
Moody's Corp.                                               5,246         455,615
Paychex, Inc.                                              13,497         459,978
PerkinElmer, Inc.                                           4,608         103,634
Quest Diagnostics, Inc.                                     3,664         350,095
Robert Half
  International, Inc.                                       6,280         184,820
Ryder System, Inc.                                          2,382         113,788
Waste Management, Inc.                                     20,753         621,345
                                                                     ------------
                                                                        8,101,214
                                                                     ------------

COMMUNICATIONS -- 2.2%
ADC
  Telecommunications, Inc.*                                27,448          73,561
Andrew Corp.*                                               5,761          78,522
Avaya, Inc.* +                                             16,176         278,227
Ciena Corp.*                                               19,241          64,265
Citizens
  Communications Co.                                       12,201         168,252
L-3 Communications
  Holdings, Inc.                                            3,800         278,312
Lucent
  Technologies, Inc.* +                                   153,879         578,585
Network
  Appliance, Inc.* +                                       12,820         425,880
Nextel Communications,
  Inc. Cl. A*                                              39,730       1,191,900
Qualcomm, Inc.                                             58,160       2,465,984
SBC Communications, Inc.                                  118,546       3,054,930
Scientific-Atlanta, Inc.                                    5,510         181,885
Tellabs, Inc.*                                             14,912         128,094
                                                                     ------------
                                                                        8,968,397
                                                                     ------------

COMMUNICATIONS EQUIPMENT -- 0.4%
Motorola, Inc.                                             86,010       1,479,372
                                                                     ------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.4%
Autodesk, Inc.                                              8,180         310,431
Computer Sciences Corp.*                                    6,787         382,583
Parametric
  Technology Corp.*                                         9,034          53,210
Sun Microsystems, Inc.*                                   118,808         639,187
Teradyne, Inc.*                                             6,960    $    118,807
Unisys Corp.*                                              11,915         121,295
                                                                     ------------
                                                                        1,625,513
                                                                     ------------

COMPUTER PROGRAMMING SERVICES -- 0.0%
Mercury
  Interactive Corp.* +                                      3,370         153,503
                                                                     ------------

COMPUTERS & INFORMATION -- 4.4%
Apple Computer, Inc.*                                      13,826         890,394
Cisco Systems, Inc.*                                      234,773       4,531,119
Comverse
  Technology, Inc.*                                         7,022         171,688
Dell, Inc.*                                                88,547       3,731,371
EMC Corp.*                                                 85,932       1,277,809
Gateway, Inc.*                                             12,490          75,065
International Business
  Machines Corp.                                           59,344       5,850,132
International
  Game Technology                                          12,316         423,424
Jabil Circuit, Inc.* +                                      7,178         183,613
Lexmark
  International, Inc.*                                      4,664         396,440
Solectron Corp.*                                           34,381         183,251
Symbol
  Technologies, Inc.+                                       8,535         147,655
                                                                     ------------
                                                                       17,861,961
                                                                     ------------

COMPUTERS & OFFICE EQUIPMENT -- 0.9%
Electronic Data
  Systems Corp.                                            17,871         412,820
Hewlett-Packard Co.                                       107,815       2,260,881
Pitney Bowes, Inc.                                          8,302         384,217
Xerox Corp.*                                               34,014         578,578
                                                                     ------------
                                                                        3,636,496
                                                                     ------------

CONTAINERS -- 0.2%
Ball Corp.                                                  4,020         176,800
Bemis Co., Inc.                                             3,866         112,462
Pactiv Corp.*                                               5,359         135,529
Sealed Air Corp.*                                           2,991         159,331
Temple-Inland, Inc.                                         2,038         139,399
                                                                     ------------
                                                                          723,521
                                                                     ------------

COSMETICS & PERSONAL CARE -- 2.3%
Alberto-Culver Co.                                          3,207         155,764
Avon Products, Inc.                                        16,956         656,197
Colgate-Palmolive Co.                                      18,977         970,863
The Gillette Co.                                           35,783       1,602,363
Kimberly-Clark Corp.                                       17,703       1,165,034
The Procter & Gamble Co.                                   90,408       4,979,673
                                                                     ------------
                                                                        9,529,894
                                                                     ------------

DATA PROCESSING & PREPARATION -- 0.8%
Affiliated Computer
  Services, Inc. Cl. A* +                                   4,600         276,874
Automatic Data
  Processing, Inc.                                         20,904    $    927,092
First Data Corp.                                           29,533       1,256,334
Fiserv, Inc.*                                               7,021         282,174
IMS Health, Inc.                                            8,324         193,200
NCR Corp.*                                                  3,350         231,920
                                                                     ------------
                                                                        3,167,594
                                                                     ------------

ELECTRIC UTILITIES -- 2.7%
AES Corp.*                                                 23,449         320,548
Allegheny Energy, Inc.* +                                   5,020          98,944
Ameren Corp.+                                               6,481         324,957
American Electric
  Power Co.+                                               14,257         489,585
Calpine Corp.* +                                           20,471          80,656
CenterPoint Energy, Inc.+                                  11,363         128,402
Cinergy Corp.                                               6,563         273,218
CMS Energy Corp.* +                                         5,538          57,872
Consolidated Edison, Inc.+                                  8,750         382,812
Constellation Energy
  Group, Inc.                                               5,925         258,982
Dominion Resources, Inc.                                   11,878         804,616
DTE Energy Co.+                                             6,037         260,376
Duke Energy Corp.                                          33,635         851,975
Edison International                                       11,730         375,712
Entergy Corp.                                               8,160         551,534
Exelon Corp.+                                              23,636       1,041,639
FirstEnergy Corp.                                          11,857         468,470
FPL Group, Inc.+                                            6,686         499,778
NiSource, Inc.                                              9,446         215,180
PG&E Corp.*                                                14,421         479,931
Pinnacle West
  Capital Corp.                                             3,200         142,112
PPL Corp.                                                   6,689         356,390
Progress Energy, Inc.+                                      8,872         401,369
Public Service Enterprise
  Group, Inc.+                                              8,598         445,118
Southern Co.+                                              26,487         887,844
Teco Energy, Inc.+                                          7,361         112,918
TXU Corp.+                                                  8,777         566,643
                                                                     ------------
                                                                       10,877,581
                                                                     ------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 6.8%
Advanced Micro
  Devices, Inc.* +                                         12,760         280,975
Altera Corp.*                                              13,320         275,724
American Power
  Conversion Corp.                                          7,130         152,582
Analog Devices, Inc.                                       13,570         501,004
Applied Micro
  Circuits Corp.*                                          10,300          43,363
Broadcom Corp. Cl. A*                                      11,553         372,931
Emerson Electric Co.                                       14,957       1,048,486
Freescale Semiconductor,
  Inc. Cl. B*                                              14,325         263,007

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF        MARKET
                                                        SHARES           VALUE
                                                      -----------    -------------
General Electric Co.                                      377,093    $  13,763,894
Intel Corp.                                               225,402        5,272,153
JDS Uniphase Corp.* +                                      51,388          162,900
Johnson Controls, Inc.                                      6,750          428,220
Kla-Tencor Corp.* +                                         7,006          326,339
Linear Technology Corp.                                    11,030          427,523
LSI Logic Corp.*                                           13,828           75,777
Maxim Integrated
  Products, Inc.                                           11,660          494,267
Micron
  Technology, Inc.* +                                      21,917          270,675
Molex, Inc.+                                                6,790          203,700
National
  Semiconductor Corp.                                      12,896          231,483
Novellus Systems, Inc.                                      5,150          143,633
Nvidia Corp.*                                               6,000          141,360
PMC-Sierra, Inc.*                                           6,189           69,626
Power-One, Inc.*                                            3,020           26,938
Qlogic Corp.*                                               3,300          121,209
Rockwell Automation, Inc.                                   6,568          325,444
Sanmina-SCI Corp.* +                                       18,652          157,982
Texas Instruments, Inc.                                    61,926        1,524,618
Xilinx, Inc.                                               12,411          367,986
                                                                     -------------
                                                                        27,473,799
                                                                     -------------

ENERGY -- 7.2%
Amerada Hess Corp.                                          3,253          267,982
Anadarko Petroleum Corp.                                    8,922          578,235
Apache Corp.                                               11,700          591,669
BJ Services Co.                                             5,800          269,932
Burlington Resources, Inc.                                 14,200          617,700
ChevronTexaco Corp.                                        75,544        3,966,815
ConocoPhillips                                             24,664        2,141,575
Devon Energy Corp.                                         17,370          676,040
Dynegy, Inc. Cl. A* +                                      14,427           66,653
El Paso Corp.                                              22,846          237,598
EOG Resources, Inc.                                         4,200          299,712
Exxon Mobil Corp.                                         229,934       11,786,417
Halliburton Co.                                            15,765          618,619
Kerr-McGee Corp.                                            5,446          314,724
KeySpan Corp.                                               5,780          228,021
Kinder Morgan, Inc.                                         4,390          321,041
Marathon Oil Corp.                                         12,405          466,552
Nabors Industries Limited*                                  5,315          272,606
Nicor, Inc.+                                                1,589           58,698
Noble Corp.*                                                4,840          240,742
Occidental Petroleum Corp.                                 14,004          817,273
Peoples Energy Corp.                                        1,357           59,640
Rowan Companies, Inc.*                                      3,821           98,964
Schlumberger Limited                                       21,139        1,415,256
Sempra Energy+                                              8,317          305,068
Sunoco, Inc.                                                2,693          220,045
Transocean, Inc.* +                                        11,527          488,630
Unocal Corp.                                                9,457    $     408,921
Valero Energy Corp.                                         9,100          413,140
The Williams
  Companies, Inc.                                          19,818          322,835
Xcel Energy, Inc.                                          14,472          263,390
XTO Energy, Inc.                                            9,300          329,034
                                                                     -------------
                                                                        29,163,527
                                                                     -------------

ENTERTAINMENT & LEISURE -- 1.0%
Brunswick Corp.                                             3,239          160,330
Harrah's
  Entertainment, Inc.+                                      4,023          269,098
News Corp., Inc. Cl. A+                                    92,200        1,720,452
The Walt Disney Co.                                        73,422        2,041,132
                                                                     -------------
                                                                         4,191,012
                                                                     -------------

FINANCIAL SERVICES -- 3.9%
American Express Co.                                       44,772        2,523,798
Apartment Investment &
  Management Co. Cl. A                                      3,400          131,036
Archstone-Smith Trust                                       6,200          237,460
Bear Stearns
  Companies, Inc.                                           3,718          380,389
CIT Group, Inc.                                             7,500          343,650
Countrywide
  Financial Corp.                                          20,154          745,900
E Trade Financial Corp.*                                   13,300          198,835
Federated Investors,
  Inc. Cl. B                                                3,900          118,560
Franklin Resources, Inc.                                    8,928          621,835
The Goldman Sachs
  Group, Inc.                                              17,325        1,802,493
Huntington
  Bancshares, Inc.+                                         8,234          204,039
Janus Capital Group, Inc.                                   8,550          143,725
Lehman Brothers
  Holdings, Inc.                                            9,672          846,107
MBNA Corp.                                                 45,621        1,286,056
Merrill Lynch & Co., Inc.                                  33,169        1,982,511
Morgan Stanley                                             39,191        2,175,884
PNC Financial Services
  Group, Inc.                                              10,049          577,215
Price (T. Rowe)
  Group, Inc.                                               4,500          279,900
ProLogis Trust                                              6,500          281,645
The Schwab
  (Charles) Corp.+                                         48,761          583,182
Simon Property
  Group, Inc.                                               7,700          497,959
                                                                     -------------
                                                                        15,962,179
                                                                     -------------

FOODS -- 1.9%
Archer-Daniels-Midland Co.                                 23,261          518,953
Campbell Soup Co.                                          14,702          439,443
ConAgra Foods, Inc.                                        18,872    $     555,780
General Mills, Inc.+                                       13,008          646,628
Heinz (H. J.) Co.                                          12,522          488,233
Hershey Foods Corp.                                         8,844          491,196
Kellogg Co.                                                14,764          659,360
The Kroger Co.* +                                          26,418          463,372
McCormick & Co., Inc.                                       4,900          189,140
Safeway, Inc.*                                             15,960          315,050
Sara Lee Corp.                                             28,365          684,731
Starbucks Corp.*                                           14,230          887,383
SuperValu, Inc.                                             4,821          166,421
Sysco Corp.+                                               22,830          871,421
Wrigley (Wm.) Jr. Co.                                       8,034          555,872
                                                                     -------------
                                                                         7,932,983
                                                                     -------------

FOREST PRODUCTS & PAPER -- 0.5%
Georgia-Pacific Corp.                                       9,270          347,440
International Paper Co.                                    17,389          730,338
MeadWestvaco Corp.                                          7,201          244,042
OfficeMax, Inc.                                             3,142           98,596
Plum Creek Timber
  Co., Inc.                                                 6,600          253,704
Weyerhaeuser Co.                                            8,490          570,698
                                                                     -------------
                                                                         2,244,818
                                                                     -------------

HEALTHCARE -- 1.1%
Caremark Rx, Inc.*                                         16,600          654,538
Express Scripts, Inc.*                                      2,800          214,032
HCA, Inc.                                                  14,976          598,441
Health Management
  Associates, Inc. Cl. A                                    8,700          197,664
Humana, Inc.*                                               5,703          169,322
Laboratory Corp. of
  America Holdings*                                         5,000          249,100
Manor Care, Inc.                                            3,132          110,967
Tenet Healthcare Corp.* +                                  16,659          182,916
UnitedHealth Group, Inc.                                   23,240        2,045,817
                                                                     -------------
                                                                         4,422,797
                                                                     -------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.3%
Centex Corp.+                                               4,446          264,893
KB Home                                                     1,671          174,452
Leggett & Platt, Inc.                                       6,850          194,745
Maytag Corp.+                                               2,786           58,785
Pulte Homes, Inc.                                           4,522          288,504
Whirlpool Corp.+                                            2,369          163,958
                                                                     -------------
                                                                         1,145,337
                                                                     -------------

HOUSEHOLD PRODUCTS -- 0.6%
Black & Decker Corp.+                                       2,950          260,573
The Clorox Co.                                              5,470          322,347
Corning, Inc.*                                             49,791          586,040
Fortune Brands, Inc.                                        5,180          399,792
Newell Rubbermaid, Inc.                                     9,835          237,909

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF        MARKET
                                                        SHARES           VALUE
                                                      -----------    -------------
Sherwin-Williams Co.                                        5,129    $     228,907
Snap-On, Inc.                                               2,153           73,977
The Stanley Works+                                          3,005          147,215
                                                                     -------------
                                                                         2,256,760
                                                                     -------------

INDUSTRIAL - DISTRIBUTION -- 0.1%
Grainger (W.W.), Inc.                                       3,332          221,978
                                                                     -------------

INDUSTRIAL - DIVERSIFIED -- 1.9%
3M Co.                                                     27,972        2,295,662
Cooper Industries
  Limited Cl. A                                             3,414          231,776
Danaher Corp.                                              11,010          632,084
Eaton Corp.                                                 5,394          390,310
Illinois Tool Works, Inc.                                  10,543          977,125
ITT Industries, Inc.                                        3,337          281,810
Textron, Inc.                                               4,932          363,982
Tyco International Limited                                 71,874        2,568,777
                                                                     -------------
                                                                         7,741,526
                                                                     -------------

INFORMATION RETRIEVAL SERVICES -- 0.4%
Yahoo!, Inc.*                                              48,816        1,839,387
                                                                     -------------

INSURANCE -- 5.0%
ACE Limited                                                10,200          436,050
Aetna, Inc.                                                 5,249          654,813
AFLAC, Inc.                                                18,120          721,901
Allstate Corp.                                             24,804        1,282,863
Ambac Financial
  Group, Inc.                                               3,875          318,254
American International
  Group, Inc.                                              93,070        6,111,907
Aon Corp.                                                  11,246          268,330
Chubb Corp.                                                 6,873          528,534
Cigna Corp.                                                 4,940          402,956
Cincinnati Financial Corp.                                  6,083          269,234
The Hartford Financial
  Services Group, Inc.+                                    10,558          731,775
Jefferson-Pilot Corp.                                       4,920          255,643
Lincoln National Corp.                                      6,341          295,998
Loews Corp.                                                 6,658          468,057
Marsh & McLennan
  Companies, Inc.                                          18,642          613,322
MBIA, Inc.+                                                 5,175          327,474
Metlife, Inc.                                              26,832        1,086,964
MGIC Investment Corp.                                       3,589          247,318
Principal Financial
  Group, Inc.                                              11,200          458,528
Progressive Corp.                                           7,148          606,436
Prudential Financial, Inc.                                 18,600        1,022,256
Safeco Corp.                                                4,559          238,162
St. Paul
  Travelers Companies                                      23,963          888,308
Torchmark Corp.                                             3,926          224,332
UnumProvident Corp.                                        10,670          191,420
WellPoint, Inc.*                                           10,603    $   1,219,345
XL Capital Limited Cl. A+                                   5,027          390,347
                                                                     -------------
                                                                        20,260,527
                                                                     -------------

LODGING -- 0.3%
Hilton Hotels Corp.                                        13,791          313,607
Marriott International,
  Inc. Cl. A                                                8,164          514,169
Starwood Hotels &
  Resorts Worldwide, Inc.                                   7,440          434,496
                                                                     -------------
                                                                         1,262,272
                                                                     -------------

MACHINERY & COMPONENTS -- 0.9%
Baker Hughes, Inc.                                         11,898          507,688
Caterpillar, Inc.                                          12,252        1,194,693
Cummins, Inc.                                               1,539          128,953
Deere & Co.                                                 8,843          657,919
Dover Corp.                                                 7,335          307,630
Ingersoll-Rand Co. Cl. A                                    6,283          504,525
Pall Corp.+                                                 4,592          132,938
Parker-Hannifin Corp.                                       4,314          326,742
                                                                     -------------
                                                                         3,761,088
                                                                     -------------

MANUFACTURING -- 0.4%
American Standard
  Companies, Inc.*                                          7,700          318,164
Applied Materials, Inc.*                                   60,706        1,038,073
Avery Dennison Corp.                                        3,928          235,562
Millipore Corp.* +                                          1,815           90,405
                                                                     -------------
                                                                         1,682,204
                                                                     -------------

MEDICAL SUPPLIES -- 2.4%
Agilent Technologies, Inc.*                                17,383          418,930
Allergan, Inc.                                              4,707          381,596
Applied Biosystems
  Group-Applera Corp.                                       7,238          151,347
Bard (C.R.), Inc.                                           3,720          238,006
Bausch & Lomb, Inc.                                         1,892          121,958
Baxter International, Inc.                                 21,992          759,604
Becton, Dickinson & Co.                                     8,948          508,246
Biomet, Inc.                                                9,055          392,896
Boston Scientific Corp.*                                   30,122        1,070,837
Fisher
  Scientific International*                                 4,100          255,758
Guidant Corp.                                              11,188          806,655
Medtronic, Inc.                                            43,181        2,144,800
St. Jude Medical, Inc.*                                    12,644          530,163
Stryker Corp.                                              14,300          689,975
Tektronix, Inc.                                             3,120           94,255
Thermo Electron Corp.*                                      5,854          176,732
Waters Corp.*                                               4,200          196,518
Zimmer Holdings, Inc.*                                      8,722          698,807
                                                                     -------------
                                                                         9,637,083
                                                                     -------------

METALS & MINING -- 0.7%
Alcoa, Inc.                                                31,088    $     976,785
Allegheny
  Technologies, Inc.                                        3,144           68,130
Freeport-McMoRan Copper &
  Gold, Inc. Cl. B+                                         6,333          242,111
Newmont Mining Corp.+                                      15,809          702,078
Nucor Corp.+                                                5,712          298,966
Phelps Dodge Corp.                                          3,385          334,844
United States Steel Corp.+                                  4,054          207,767
                                                                     -------------
                                                                         2,830,681
                                                                     -------------

PHARMACEUTICALS -- 8.5%
Abbott Laboratories                                        55,798        2,602,977
AmerisourceBergen Corp.                                     4,076          239,180
Amgen, Inc.*                                               45,206        2,899,965
Biogen Idec, Inc.* +                                       12,037          801,785
Bristol-Myers Squibb Co.                                   69,542        1,781,666
Cardinal Health, Inc.+                                     15,469          899,522
Chiron Corp.* +                                             6,660          221,978
Eli Lilly & Co.                                            40,380        2,291,565
Forest Laboratories, Inc.* +                               13,280          595,741
Genzyme Corp.*                                              8,100          470,367
Gilead Sciences, Inc.*                                     15,344          536,887
Hospira, Inc.*                                              5,539          185,556
Johnson & Johnson                                         106,012        6,723,281
King
  Pharmaceuticals, Inc.*                                    8,867          109,951
McKesson Corp.                                             10,587          333,067
Medco Health
  Solutions, Inc.*                                          9,720          404,352
Medimmune, Inc.*                                            8,864          240,303
Merck & Co., Inc.                                          79,343        2,550,084
Mylan Laboratories, Inc.+                                   9,800          173,264
Pfizer, Inc.                                              268,427        7,218,002
Schering-Plough Corp.                                      52,688        1,100,125
Sigma-Aldrich Corp.                                         2,484          150,183
Watson
  Pharmaceutical, Inc.*                                     3,970          130,256
Wyeth                                                      47,656        2,029,669
                                                                     -------------
                                                                        34,689,726
                                                                     -------------

PHOTOGRAPHY EQUIPMENT/SUPPLIES -- 0.1%
Eastman Kodak Co.+                                         10,260          330,885
                                                                     -------------

PREPACKAGED SOFTWARE -- 4.2%
Adobe Systems, Inc.                                         8,606          539,940
BMC Software, Inc.*                                         8,065          150,009
Citrix Systems, Inc.*                                       6,092          149,437
Computer Associates
  International, Inc.+                                     20,923          649,868
Compuware Corp.*                                           13,878           89,791
Electronic Arts, Inc.*                                     10,900          672,312
Intuit, Inc.*                                               6,910          304,109

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF        MARKET
                                                        SHARES           VALUE
                                                      -----------    -------------
Microsoft Corp.                                           387,528    $  10,350,873
Novell, Inc.*                                              13,976           94,338
Oracle Corp.*                                             182,861        2,508,853
Siebel Systems, Inc.*                                      18,118          190,239
SunGard Data
  Systems, Inc.*                                           10,300          291,799
Symantec Corp.*                                            22,600          582,176
Veritas Software Corp.*                                    15,546          443,838
                                                                     -------------
                                                                        17,017,582
                                                                     -------------

REAL ESTATE -- 0.2%
Equity Office
  Properties Trust                                         14,460          421,075
Equity Residential                                         10,000          361,800
                                                                     -------------
                                                                           782,875
                                                                     -------------

RESTAURANTS -- 0.6%
Darden Restaurants, Inc.                                    5,692          157,896
McDonald's Corp.                                           44,877        1,438,757
Wendy's International, Inc.                                 4,075          159,984
Yum! Brands, Inc.                                          10,398          490,578
                                                                     -------------
                                                                         2,247,215
                                                                     -------------

RETAIL -- 5.7%
AutoZone, Inc.*                                             2,954          269,730
Bed Bath & Beyond, Inc.*                                   10,750          428,172
Best Buy Co., Inc.                                         11,630          691,055
Big Lots, Inc.*                                             4,174           50,631
Circuit City Stores, Inc.+                                  7,100          111,044
Costco Wholesale Corp.                                     16,442          795,957
CVS Corp.                                                  14,303          644,636
Dillards, Inc. Cl. A                                        3,001           80,637
Dollar General Corp.                                       11,714          243,300
Family Dollar Stores, Inc.+                                 6,051          188,973
Federated Department
  Stores, Inc.                                              6,063          350,381
The Home Depot, Inc.                                       78,437        3,352,397
J.C. Penney Co., Inc.                                      10,309          426,793
Kohl's Corp.*                                              12,223          601,005
Lowe's Companies, Inc.                                     27,882        1,605,724
The May Department
  Stores Co.                                               10,432          306,701
Office Depot, Inc.*                                        11,265          195,560
RadioShack Corp.                                            5,705          187,580
Sears, Roebuck and Co.                                      7,629          389,308
Staples, Inc.                                              17,773          599,128
Target Corp.                                               32,268        1,675,677
Tiffany & Co.                                               5,192          165,988
TJX Companies, Inc.+                                       17,476          439,172
Toys R Us, Inc.*                                            7,662          156,841
Walgreen Co.                                               36,604        1,404,495
Wal-Mart Stores, Inc.                                     150,912        7,971,172
                                                                     -------------
                                                                        23,332,057
                                                                     -------------

RETAIL - GROCERY -- 0.1%
Albertson's, Inc.+                                         13,147    $     313,950
                                                                     -------------

TELEPHONE UTILITIES -- 2.2%
Alltel Corp.                                               10,967          644,421
AT&T Corp.                                                 28,684          546,717
BellSouth Corp.                                            65,520        1,820,801
CenturyTel, Inc.                                            4,931          174,903
Qwest Communications
  International, Inc.*                                     66,058          293,298
Sprint Corp. (FON Group)                                   52,135        1,295,555
Verizon
  Communications, Inc.                                     99,029        4,011,665
                                                                     -------------
                                                                         8,787,360
                                                                     -------------

TOBACCO -- 1.3%
Altria Group, Inc.                                         73,429        4,486,512
Reynolds American, Inc.+                                    5,400          424,440
UST, Inc.                                                   6,022          289,718
                                                                     -------------
                                                                         5,200,670
                                                                     -------------

TOYS, GAMES -- 0.1%
Hasbro, Inc.                                                6,391          123,858
Mattel, Inc.                                               14,889          290,187
                                                                     -------------
                                                                           414,045
                                                                     -------------

TRANSPORTATION -- 1.9%
Burlington Northern
  Santa Fe Corp.                                           13,286          628,561
Carnival Corp.                                             22,585        1,301,574
CSX Corp.                                                   7,665          307,213
FedEx Corp.                                                10,803        1,063,987
Norfolk Southern Corp.                                     14,089          509,881
Union Pacific Corp.                                         9,217          619,843
United Parcel Service,
  Inc. Cl. B                                               39,900        3,409,854
                                                                     -------------
                                                                         7,840,913
                                                                     -------------

TRAVEL -- 0.0%
Sabre Holdings Corp.                                        4,931          109,271
                                                                     -------------
TOTAL EQUITIES
(COST $373,180,319)                                                    403,171,478
                                                                     -------------

                                                       PRINCIPAL
                                                        AMOUNT
                                                      -----------
SHORT-TERM INVESTMENTS -- 7.5%

CASH EQUIVALENTS -- 6.9%**

American AAdvanage
  Select Money
  Market Fund                                             325,065          325,065
Bank of America
  Bank Note
  2.260% 02/15/2005                                   $   242,843          242,843
Bank of America
  Bank Note
  2.270% 01/18/2005                                   $   566,633    $     566,633
Bank of America
  Bank Note
  2.270% 03/03/2005                                     1,052,318        1,052,318
Bank of America
  Bank Note
  2.300% 06/09/2005                                       566,633          566,633
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                                       246,890          246,890
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                       256,537          256,537
BGI Institutional Money
  Market Fund                                           2,914,112        2,914,112
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                                       161,895          161,895
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                       692,911          692,911
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                     1,618,951        1,618,951
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                       635,438          635,438
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                       971,371          971,371
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                       323,790          323,790
Federal Home Loan Bank
  Discount Note
  2.184% 01/05/2005                                     1,005,605        1,005,605
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                       323,790          323,790
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                                       242,843          242,843
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                                     1,335,635        1,335,635
Freddie Mac
  Discount Note
  2.184% 01/04/2005                                     1,131,413        1,131,413
Freddie Mac
  Discount Note
  2.228% 02/01/2005                                       302,051          302,051

    The accompanying notes are an integral part of the financial statements.

                                                       PRINCIPAL        MARKET
                                                        AMOUNT           VALUE
                                                      -----------    -------------
Freddie Mac
  Discount Note
  2.277% 02/01/2005                                   $ 1,413,534    $   1,413,534
General Electric
  Capital Corp.
  2.294% 01/21/2005                                       460,969          460,969
General Electric
  Capital Corp.
  2.295% 01/10/2005                                       788,681          788,681
HBOS Halifax Bank
  of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                       372,359          372,359
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                       396,643          396,643
Merrill Lynch Premier
  Institutional Money
  Market Fund                                             534,256          534,256
Merrimac Cash Fund,
  Premium Class                                         1,214,213        1,214,213
Morgan Stanley Dean
  Witter & Co.
  2.393% 07/19/2005                                     1,068,508        1,068,508
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                       809,476          809,476
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                       647,580          647,580
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                       934,135          934,135
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                       485,685          485,685
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                        80,948           80,948
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                                       809,476          809,476
Wells Fargo
  Eurodollar Time Deposit
  2.270% 01/25/2005                                       202,369          202,369
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                                       809,476          809,476
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                                     1,939,503        1,939,503
                                                                     -------------
                                                                        27,884,535
                                                                     -------------
REPURCHASE AGREEMENT -- 0.5%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2004, 1.75%,
  due 01/03/2005(a)                                   $ 2,030,018    $   2,030,018
                                                                     -------------

U.S. TREASURY BILLS -- 0.1%
U.S. Treasury Bill
  2.140% 03/24/2005                                       385,000          383,152
                                                                     -------------
TOTAL SHORT-TERM
INVESTMENTS
(COST $30,297,676)                                                      30,297,705
                                                                     -------------
TOTAL INVESTMENTS -- 106.7%
(COST $403,477,995)***                                                 433,469,183

OTHER ASSETS/
(LIABILITIES) -- (6.7%)                                                (27,132,777)
                                                                     -------------

NET ASSETS -- 100.0%                                                 $ 406,336,406
                                                                     =============

NOTES TO PORTFOLIO OF INVESTMENTS
*   Non-income producing security.
**  Represents investments of security lending collateral. (NOTE 2).
*** See Note 7 for aggregate cost for Federal tax purposes.
+   Denotes all or a portion of security on loan.
(a) Maturity value of $2,030,314. Collateralized by U.S. Government Agency obligation with a rate of 5.875%, maturity date of 5/25/2015, and an aggregate market value, including accrued interest, of $2,131,519.

    The accompanying notes are an integral part of the financial statements.

MML SMALL CAP EQUITY FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF        MARKET
                                                        SHARES           VALUE
                                                      -----------    -------------
EQUITIES -- 95.3%
AIR TRANSPORTATION -- 1.1%
SkyWest, Inc.+                                             56,800    $   1,139,408
                                                                     -------------

APPAREL, TEXTILES & SHOES -- 1.5%
Carter's, Inc.* +                                          44,900        1,526,151
                                                                     -------------

BANKING, SAVINGS & LOANS -- 9.2%
Alabama National Bancorp                                    5,900          380,550
First Republic Bank                                        45,100        2,390,300
First State Bancorp                                        11,300          415,388
Hanmi Financial Corp.                                      41,300        1,484,322
Pacific Capital Bancorp                                    69,554        2,364,140
UMB Financial Corp.                                         8,400          475,944
Webster Financial Corp.                                    34,680        1,756,195
                                                                     -------------
                                                                         9,266,839
                                                                     -------------

BROADCASTING, PUBLISHING & PRINTING -- 2.9%
Gray Television, Inc.                                     107,100        1,660,050
Lin TV Corp. Cl. A*                                        66,800        1,275,880
                                                                     -------------
                                                                         2,935,930
                                                                     -------------

CHEMICALS -- 2.8%
MacDermid, Inc.                                            39,600        1,429,560
Spartech Corp.                                             52,500        1,422,225
                                                                     -------------
                                                                         2,851,785
                                                                     -------------

COMMERCIAL SERVICES -- 6.0%
ADVO, Inc.                                                 56,100        1,999,965
Arbitron, Inc.*                                            57,800        2,264,604
G&K Services, Inc. Cl. A                                   41,400        1,797,588
                                                                     -------------
                                                                         6,062,157
                                                                     -------------

COMPUTER RELATED SERVICES -- 0.9%
eSpeed, Inc. Cl. A*                                        70,000          865,900
                                                                     -------------

COSMETICS & PERSONAL CARE -- 0.6%
Revlon, Inc. Cl. A*                                       262,700          604,210
                                                                     -------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 8.9%
Baldor Electric Co.                                        56,500        1,555,445
Cognex Corp.                                               52,800        1,473,120
Micrel, Inc.* +                                           136,400        1,503,128
Mykrolis Corp.*                                           143,400        2,031,978
Teleflex, Inc.                                             46,600        2,420,404
                                                                     -------------
                                                                         8,984,075
                                                                     -------------

ENERGY -- 6.7%
Headwaters, Inc.*                                          45,400        1,293,900
Rowan Companies, Inc.*                                     36,100          934,990
St. Mary Land &
  Exploration Co.                                          22,800          951,672
Unit Corp.*                                                48,500        1,853,185
W-H Energy Services, Inc.*                                 77,200        1,726,192
                                                                     -------------
                                                                         6,759,939
                                                                     -------------

FINANCIAL SERVICES -- 10.5%
Chittenden Corp.                                           73,450    $   2,110,219
Eaton Vance Corp.                                          61,500        3,207,225
Fidelity Bankshares, Inc.                                  37,100        1,586,396
Jefferies Group, Inc.+                                     64,800        2,610,144
Piper Jaffray Cos.*                                        22,200        1,064,490
                                                                     -------------
                                                                        10,578,474
                                                                     -------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 1.8%
Fossil, Inc.*                                              72,350        1,855,054
                                                                     -------------

HOUSEHOLD PRODUCTS -- 1.7%
Trex Company, Inc.* +                                      33,200        1,741,008
                                                                     -------------

INDUSTRIAL - DIVERSIFIED -- 1.9%
Carlisle Companies, Inc.                                   29,300        1,902,156
                                                                     -------------

INSURANCE -- 6.0%
The Commerce Group, Inc.                                   46,000        2,807,840
HCC Insurance Holdings, Inc.                               50,500        1,672,560
IPC Holdings Limited                                       37,000        1,609,870
                                                                     -------------
                                                                         6,090,270
                                                                     -------------

MACHINERY & COMPONENTS -- 13.1%
Actuant Corp. Cl. A*                                       33,500        1,747,025
Global Power Equipment
  Group, Inc.*                                            202,800        1,995,552
Helix Technology Corp.                                    101,400        1,763,346
IDEX Corp.                                                 56,300        2,280,150
Kaydon Corp.+                                              74,000        2,443,480
Roper Industries, Inc.                                     49,200        2,989,884
                                                                     -------------
                                                                        13,219,437
                                                                     -------------

MEDICAL SUPPLIES -- 4.5%
Coherent, Inc.*                                            58,900        1,792,916
Dionex Corp.*                                              28,500        1,615,095
Mine Safety Appliances Co.                                 21,900        1,110,330
                                                                     -------------
                                                                         4,518,341
                                                                     -------------

METALS & MINING -- 0.2%
Foundation Coal
  Holdings, Inc.* +                                         6,400          147,584
                                                                     -------------

PHARMACEUTICALS -- 2.9%
Taro Pharmaceutical
  Industries Limited* +                                    37,400        1,272,722
Valeant Pharmaceuticals
  International+                                           62,200        1,638,970
                                                                     -------------
                                                                         2,911,692
                                                                     -------------

PREPACKAGED SOFTWARE -- 1.4%
Dendrite International, Inc.*                              71,100        1,379,340
                                                                     -------------

RESTAURANTS -- 1.3%
RARE Hospitality
  International, Inc.*                                     42,000    $   1,338,120
                                                                     -------------

RETAIL -- 2.5%
Coldwater Creek, Inc.*                                     82,000        2,531,340
                                                                     -------------

TELEPHONE UTILITIES -- 0.2%
Iowa Telecommunications
  Services, Inc.+                                           6,900          148,833
                                                                     -------------

TRANSPORTATION -- 6.7%
Heartland Express, Inc.                                   115,415        2,593,375
Landstar System, Inc.*                                     37,000        2,724,680
Robinson (C.H.)
  Worldwide, Inc.+                                         26,700        1,482,384
                                                                     -------------
                                                                         6,800,439
                                                                     -------------

TOTAL EQUITIES
(COST $69,160,640)                                                      96,158,482
                                                                     -------------

                                                       PRINCIPAL
                                                        AMOUNT
                                                      -----------
SHORT-TERM INVESTMENTS -- 17.4%

CASH EQUIVALENTS -- 12.1%**
American AAdvanage
  Select Money
  Market Fund                                             141,612          141,612
Bank of America
  Bank Note
  2.260% 02/15/2005                                   $   105,793          105,793
Bank of America
  Bank Note
  2.270% 01/18/2005                                       246,849          246,849
Bank of America
  Bank Note
  2.270% 03/03/2005                                       458,434          458,434
Bank of America
  Bank Note
  2.300% 06/09/2005                                       246,849          246,849
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                                       107,556          107,556
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                       111,759          111,759
BGI Institutional Money
  Market Fund                                           1,269,510        1,269,510
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                                        70,528           70,528

    The accompanying notes are an integral part of the financial statements.

                                                       PRINCIPAL        MARKET
                                                        AMOUNT           VALUE
                                                      -----------    -------------
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                   $   301,861    $     301,861
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                       705,283          705,283
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                       276,824          276,824
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                       423,170          423,170
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                       141,057          141,057
Federal Home Loan Bank
  Discount Note
  2.184% 01/05/2005                                       438,084          438,084
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                       141,057          141,057
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                                       105,793          105,793
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                                       581,859          581,859
Freddie Mac
  Discount Note
  2.184% 01/04/2005                                       492,891          492,891
Freddie Mac
  Discount Note
  2.228% 02/01/2005                                       131,586          131,586
Freddie Mac
  Discount Note
  2.277% 02/01/2005                                       615,795          615,795
General Electric
  Capital Corp.
  2.294% 01/21/2005                                       200,818          200,818
General Electric
  Capital Corp.
  2.295% 01/10/2005                                       343,583          343,583
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                       162,215          162,215
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                       172,794          172,794
Merrill Lynch Premier
  Institutional Money
  Market Fund                                             232,744          232,744
Merrimac Cash Fund,
  Premium Class                                           528,962          528,962
Morgan Stanley
  Dean Witter & Co.
  2.393% 07/19/2005                                   $   465,487    $     465,487
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                       352,642          352,642
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                       282,113          282,113
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                       406,948          406,948
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                       211,585          211,585
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                        35,264           35,264
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                                       352,642          352,642
Wells Fargo
  Eurodollar Time Deposit
  2.270% 01/25/2005                                        88,160           88,160
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                                       352,642          352,642
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                                       844,929          844,929
                                                                     -------------
                                                                        12,147,678
                                                                     -------------

REPURCHASE AGREEMENT -- 5.3%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2004, 1.75%,
  due 01/03/2005(a)                                     5,375,141        5,375,141
                                                                     -------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                     17,522,819
                                                                     -------------

TOTAL INVESTMENTS -- 112.7%
(COST $86,683,459)***                                                  113,681,301

OTHER ASSETS/
(LIABILITIES) -- (12.7%)                                               (12,766,704)
                                                                     -------------

NET ASSETS -- 100.0%                                                 $ 100,914,597
                                                                     =============

NOTES TO PORTFOLIO OF INVESTMENTS
*   Non-income producing security.
**  Represents investments of security lending collateral. (NOTE 2).
*** See Note 7 for aggregate cost for Federal tax purposes.
+   Denotes all or a portion of security on loan.
(a) Maturity value of $5,375,925. Collaterized by U.S. Government Agency obligation with a rate of 4.126%, maturity date of 02/01/2033, and an aggregate market value, including accrued interest, of $5,643,898.

    The accompanying notes are an integral part of the financial statements.

MML SERIES INVESTMENT FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                                                            MML               MML
                                                                                           EQUITY          SMALL CAP
                                                                                           INDEX            EQUITY
                                                                                            FUND             FUND
                                                                                       --------------    --------------
ASSETS:
        Investments, at value (NOTE 2)(a)                                              $  403,171,478    $   96,158,482
        Short-term investments, at value (NOTE 2)(b)                                       30,297,705        17,522,819
                                                                                       --------------    --------------
              Total Investments(c)                                                        433,469,183       113,681,301
                                                                                       --------------    --------------
        Cash                                                                                        -             1,627
        Receivables from:
           Investments sold                                                                   357,222                 -
           Fund shares sold                                                                    23,550            45,637
           Interest and dividends                                                             566,409            63,907
                                                                                       --------------    --------------
              Total assets                                                                434,416,364       113,792,472
                                                                                       --------------    --------------

LIABILITIES:
        Payables for:
           Investments purchased                                                                    -           610,441
           Fund shares repurchased                                                             51,064            27,249
           Variation margin on open futures contracts (NOTE 2)                                  2,750                 -
           Securities on loan (NOTE 2)                                                     27,884,535        12,147,678
           Directors' fees and expenses (NOTE 3)                                               33,144             8,726
           Affiliates (NOTE 3):
            Investment management fees                                                         34,053            54,580
            Administration fees                                                                42,943                 -
        Accrued expenses and other liabilities                                                 31,469            29,201
                                                                                       --------------    --------------
              Total liabilities                                                            28,079,958        12,877,875
                                                                                       --------------    --------------
        NET ASSETS                                                                     $  406,336,406    $  100,914,597
                                                                                       ==============    ==============
NET ASSETS CONSIST OF:
        Paid-in capital                                                                $  391,561,349    $   73,993,478
        Distributions in excess of net investment income                                      (10,102)           (7,904)
        Accumulated net realized gain (loss) on investments and futures contracts         (15,284,575)          (68,819)
        Net unrealized appreciation on investments and futures contracts                   30,069,734        26,997,842
                                                                                       --------------    --------------
        NET ASSETS                                                                     $  406,336,406    $  100,914,597
                                                                                       ==============    ==============
        Shares outstanding:                                                                                   7,937,656
                                                                                                         ==============
        Net asset value, offering price and redemption price per share:                                  $        12.71
                                                                                                         ==============
        Class I shares:
           Net assets                                                                  $   85,138,011
                                                                                       ==============
           Shares outstanding                                                               5,712,676
                                                                                       ==============
           Net asset value, offering price and redemption price per share              $        14.90
                                                                                       ==============
        Class II shares:
           Net assets                                                                  $  184,271,177
                                                                                       ==============
           Shares outstanding                                                              12,374,179
                                                                                       ==============
           Net asset value, offering price and redemption price per share              $        14.89
                                                                                       ==============
        Class III shares:
           Net assets                                                                  $  136,927,218
                                                                                       ==============
           Shares outstanding                                                               9,213,017
                                                                                       ==============
           Net asset value, offering price and redemption price per share              $        14.86
                                                                                       ==============

(a)   Cost of investments:                                                             $  373,180,319    $   69,160,640
(b)   Cost of short-term investments:                                                  $   30,297,676    $   17,522,819
(c)   Securities on loan with market value of:                                         $   26,729,027    $   11,715,677

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                            MML               MML
                                                                                           EQUITY          SMALL CAP
                                                                                           INDEX            EQUITY
                                                                                            FUND             FUND
                                                                                       --------------    --------------
INVESTMENT INCOME (NOTE 2):
        Dividends(a)                                                                   $    8,067,833    $      747,032
        Interest(b)                                                                            52,528            42,120
                                                                                       --------------    --------------
              Total investment income                                                       8,120,361           789,152
                                                                                       --------------    --------------

EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                                   401,854           580,751
        Custody fees                                                                           61,689            15,952
        Trustee reporting                                                                       5,039             4,411
        Audit and legal fees                                                                   27,923            23,319
        Proxy fees                                                                                921               126
        Shareholder reporting fees                                                             19,585             2,326
        Directors' fees (NOTE 3)                                                               36,827             8,092
        Administration fees (NOTE 3):
              Class I                                                                         241,990                 -
              Class II                                                                        350,614                 -
              Class III                                                                        68,329                 -
                                                                                       --------------    --------------
              Total expenses                                                                1,214,771           634,977
        Class II Administration fees waived (NOTE 3)                                         (111,436)                -
        Class III Administration fees waived (NOTE 3)                                         (68,329)                -
                                                                                       --------------    --------------
              Net expenses                                                                  1,035,006           634,977
                                                                                       --------------    --------------
              NET INVESTMENT INCOME (LOSS)                                                  7,085,355           154,175
                                                                                       --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain (loss) on:
           Investment transactions                                                         (5,834,571)        2,541,228
           Closed futures contracts                                                           505,241                 -
                                                                                       --------------    --------------
              Net realized gain (loss)                                                     (5,329,330)        2,541,228
                                                                                       --------------    --------------
        Net change in unrealized appreciation (depreciation) on:
           Investments                                                                     38,250,052        11,469,589
           Open futures contracts                                                             (10,845)                -
                                                                                       --------------    --------------
              Net unrealized gain                                                          38,239,207        11,469,589
                                                                                       --------------    --------------
              NET REALIZED AND UNREALIZED GAIN                                             32,909,877        14,010,817
                                                                                       --------------    --------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $   39,995,232    $   14,164,992
                                                                                       ==============    ==============

(a)   Net of withholding tax of:                                                       $            -    $            -
(b)   Including securities lending income of:                                          $       19,210    $        6,137

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              MML EQUITY INDEX FUND
                                                                      -------------------------------------
                                                                             YEAR                YEAR
                                                                            ENDED               ENDED
                                                                      DECEMBER 31, 2004   DECEMBER 31, 2003
                                                                      -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                           $       7,085,355   $       5,321,954
      Net realized gain (loss) on investment transactions and
         futures contracts                                                   (5,329,330)         (2,518,982)
      Net change in unrealized appreciation on investments and
         futures contracts                                                   38,239,207          84,005,759
                                                                      -----------------   -----------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   39,995,232          86,808,731

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income                                                      -                   -
         Class I                                                             (1,343,883)           (913,733)
         Class II                                                            (3,190,498)         (2,486,104)
         Class III                                                           (2,549,489)         (1,931,671)
                                                                      -----------------   -----------------
         TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                      (7,083,870)         (5,331,508)
                                                                      -----------------   -----------------
      FROM NET REALIZED GAINS                                                         -                   -
                                                                      -----------------   -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class I                                                                     1,433           4,695,413
      Class II                                                              (19,877,415)         26,828,374
      Class III                                                             (11,810,653)         (7,355,331)
                                                                      -----------------   -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5)                                        (31,686,635)         24,168,456
                                                                      -----------------   -----------------
      TOTAL INCREASE IN NET ASSETS                                            1,224,727         105,645,679

NET ASSETS:
      Beginning of year                                                     405,111,679         299,466,000
                                                                      -----------------   -----------------
      End of year                                                     $     406,336,406   $     405,111,679
                                                                      =================   =================
      Distributions in excess of net investment income included in
         net assets at end of the year                                $         (10,102)  $         (12,524)
                                                                      =================   =================

                                                                             MML SMALL CAP EQUITY FUND
                                                                      -------------------------------------
                                                                             YEAR                YEAR
                                                                            ENDED               ENDED
                                                                      DECEMBER 31, 2004   DECEMBER 31, 2003
                                                                      -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                           $         154,175   $         141,322
      Net realized gain (loss) on investment transactions and
         futures contracts                                                    2,541,228           2,035,667
      Net change in unrealized appreciation on investments and
         futures contracts                                                   11,469,589          17,469,139
                                                                      -----------------   -----------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   14,164,992          19,646,128

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income                                               (159,391)           (142,999)
         Class I                                                                      -                   -
         Class II                                                                     -                   -
         Class III                                                                    -                   -
                                                                      -----------------   -----------------
         TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                        (159,391)           (142,999)
                                                                      -----------------   -----------------
      FROM NET REALIZED GAINS                                                (1,804,441)                  -
                                                                      -----------------   -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class I                                                                         -                   -
      Class II                                                                        -                   -
      Class III                                                                       -                   -
                                                                      -----------------   -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5)                                          2,809,366           4,892,753
                                                                      -----------------   -----------------
      TOTAL INCREASE IN NET ASSETS                                           15,010,526          24,395,882

NET ASSETS:
      Beginning of year                                                      85,904,071          61,508,189
                                                                      -----------------   -----------------
      End of year                                                     $     100,914,597   $      85,904,071
                                                                      =================   =================
      Distributions in excess of net investment income included in
         net assets at end of the year                                $          (7,904)  $          (5,072)
                                                                      =================   =================

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                    CLASS I
                                                                                    -------
                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                      12/31/04       12/31/03       12/31/02       12/31/01        12/31/00
                                                     ----------     ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    13.71     $    10.83     $    14.14     $    16.27     $      18.13
                                                     ----------     ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.22***        0.16***        0.14***        0.14***          0.16***
  Net realized and unrealized gain (loss)
    on investments                                         1.21           2.88          (3.31)         (2.14)           (1.88)
                                                     ----------     ----------     ----------     ----------     ------------
      Total income (loss) from investment
        operations                                         1.43           3.04          (3.17)         (2.00)           (1.72)
                                                     ----------     ----------     ----------     ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.24)         (0.16)         (0.14)         (0.07)           (0.14)
  From net realized gains                                     -              -              -          (0.06)               -
                                                     ----------     ----------     ----------     ----------     ------------
      Total distributions                                 (0.24)         (0.16)         (0.14)         (0.13)           (0.14)
                                                     ----------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                       $    14.90     $    13.71     $    10.83     $    14.14     $      16.27
                                                     ==========     ==========     ==========     ==========     ============
TOTAL RETURN(a)                                           10.42%         28.08%        (22.46)%       (12.32)%          (9.53)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $   85,138     $   78,597     $   58,454     $   81,535     $     82,798
  Ratio of expenses to average daily net assets:
    Before expense waiver                                  0.44%          0.44%          0.44%          0.45%            0.45%
    After expense waiver#                                   N/A            N/A            N/A            N/A             0.45%
  Net investment income to average daily net assets        1.60%          1.37%          1.16%          0.92%            0.89%
  Portfolio turnover rate                                     4%             5%             6%             5%               3%

                                                                                    CLASS II
                                                                                    --------
                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                      12/31/04       12/31/03       12/31/02       12/31/01        12/31/00+
                                                     ----------     ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    13.70     $    10.82     $    14.13     $    16.26     $      17.96
                                                     ----------     ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.25***        0.19***        0.17***        0.16***          0.13***
  Net realized and unrealized gain (loss)
    on investments                                         1.20           2.87          (3.32)         (2.14)           (1.68)
                                                     ----------     ----------     ----------     ----------     ------------
      Total income (loss) from investment
        operations                                         1.45           3.06          (3.15)         (1.98)           (1.55)
                                                     ----------     ----------     ----------     ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.26)         (0.18)         (0.16)         (0.09)           (0.15)
  From net realized gains                                     -              -              -          (0.06)               -
                                                     ----------     ----------     ----------     ----------     ------------
      Total distributions                                 (0.26)         (0.18)         (0.16)         (0.15)           (0.15)
                                                     ----------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                       $    14.89     $    13.70     $    10.82     $    14.13     $      16.26
                                                     ==========     ==========     ==========     ==========     ============
TOTAL RETURN(a)                                           10.60%         28.31%        (22.29)%       (12.18)%          (8.63)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $  184,271     $  188,869     $  125,942     $   74,636     $     56,998
  Ratio of expenses to average daily net assets:
    Before expense waiver                                  0.33%          0.33%          0.33%          0.34%            0.34%*
    After expense waiver##                                 0.27%          0.25%          0.26%          0.29%            0.29%*
  Net investment income to average daily net assets        1.75%          1.56%          1.37%          1.08%            1.10%*
  Portfolio turnover rate                                     4%             5%             6%             5%               3%**


*   ANNUALIZED.
**  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
*** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2000.
## COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEARS ENDED DECEMBER 31, 2001, 2002, 2003 AND 2004.
(a) TOTAL RETURN INFORMATION SHOWN IN THE FINANCIAL HIGHLIGHTS TABLE DOES NOT REFLECT EXPENSES THAT APPLY AT THE SEPARATE ACCOUNT LEVEL OR TO RELATED INSURANCE PRODUCTS. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURN FIGURES FOR ALL PERIODS SHOWN.

    The accompanying notes are an integral part of the financial statements.

                                                                                   CLASS III
                                                                                   ---------
                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                      12/31/04       12/31/03       12/31/02       12/31/01        12/31/00+
                                                     ----------     ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    13.67     $    10.80     $    14.10     $    16.27     $      17.96
                                                     ----------     ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.26***        0.20***        0.18***        0.19***          0.15***
  Net realized and unrealized gain (loss)
    on investments                                         1.21           2.86          (3.31)         (2.19)           (1.67)
                                                     ----------     ----------     ----------     ----------     ------------
      Total income (loss) from investment
        operations                                         1.47           3.06          (3.13)         (2.00)           (1.52)
                                                     ----------     ----------     ----------     ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.28)         (0.19)         (0.17)         (0.11)           (0.17)
  From net realized gains                                     -              -              -          (0.06)               -
                                                     ----------     ----------     ----------     ----------     ------------
      Total distributions                                 (0.28)         (0.19)         (0.17)         (0.17)           (0.17)
                                                     ----------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                       $    14.86     $    13.67     $    10.80     $    14.10     $      16.27
                                                     ==========     ==========     ==========     ==========     ============
TOTAL RETURN(a)                                           10.77%         28.38%        (22.18)%       (12.30)%          (8.50)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $  136,927     $  137,646     $  115,070     $  154,588     $     34,111
  Ratio of expenses to average daily net assets:
    Before expense waiver                                  0.19%          0.19%          0.19%          0.20%            0.20%*
    After expense waiver##                                 0.14%          0.14%          0.14%          0.15%            0.15%*
  Net investment income to average daily net assets        1.88%          1.67%          1.46%          1.32%            1.25%*
  Portfolio turnover rate                                     4%             5%             6%             5%               3%**

*   ANNUALIZED.
**  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
*** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
## COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEARS ENDED DECEMBER 31, 2001, 2002, 2003 AND 2004.
(a) TOTAL RETURN INFORMATION SHOWN IN THE FINANCIAL HIGHLIGHTS TABLE DOES NOT REFLECT EXPENSES THAT APPLY AT THE SEPARATE ACCOUNT LEVEL OR TO RELATED INSURANCE PRODUCTS. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURN FIGURES FOR ALL PERIODS SHOWN.

    The accompanying notes are an integral part of the financial statements.

                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                      12/31/04       12/31/03       12/31/02       12/31/01        12/31/00
                                                     ----------     ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF YEAR                   $    11.14     $     8.50     $     9.67     $     9.40     $       8.34
                                                     ----------     ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.02           0.02           0.02           0.05             0.08
  Net realized and unrealized gain (loss)
    on investments                                         1.80           2.64          (1.17)          0.27             1.06
                                                     ----------     ----------     ----------     ----------     ------------
      Total income (loss) from investment
        operations                                         1.82           2.66          (1.15)          0.32             1.14
                                                     ----------     ----------     ----------     ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.02)         (0.02)         (0.02)         (0.05)           (0.08)
  From net realized gains                                 (0.23)             -              -              -                -
                                                     ----------     ----------     ----------     ----------     ------------
      Total distributions                                 (0.25)         (0.02)         (0.02)         (0.05)           (0.08)
                                                     ----------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF YEAR                         $    12.71     $    11.14     $     8.50     $     9.67     $       9.40
                                                     ==========     ==========     ==========     ==========     ============
TOTAL RETURN(a)                                           16.36%         31.29%        (11.84)%         3.36%           13.63%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of year (000's)                    $  100,915     $   85,904     $   61,508     $   57,096     $     42,661
  Ratio of expenses to average daily net assets:
    Before expense waiver                                  0.71%          0.73%          0.77%          0.69%            0.80%
    After expense waiver#                                   N/A           0.73%(b)       0.76%(b)        N/A             0.76%
  Net investment income to average daily net assets        0.17%          0.20%          0.25%          0.59%            1.12%
  Portfolio turnover rate                                    39%            43%            44%            97%              65%

# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND, FOR THE YEARS ENDED DECEMBER 31, 2000 AND 2002.
(a) TOTAL RETURN INFORMATION SHOWN IN THE FINANCIAL HIGHLIGHTS TABLE DOES NOT REFLECT EXPENSES THAT APPLY AT THE SEPARATE ACCOUNT LEVEL OR TO RELATED INSURANCE PRODUCTS. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURN FIGURES FOR ALL PERIODS SHOWN.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1.   THE FUND

MML Series Investment Fund ("MML Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are two series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Equity Index Fund ("Equity Index Fund") and MML Small Cap Equity Fund ("Small Cap Equity Fund").

The MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

The Equity Index Fund offers three classes of shares: Class I, Class II and Class III. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Fund's Prospectus.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

INVESTMENT VALUATION

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by MassMutual not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trust's Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

SECURITIES LENDING

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At December 31, 2004, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

                                         SECURITIES ON LOAN       COLLATERAL
                                         ------------------     -------------
Equity Index Fund                        $       26,729,027     $  27,884,535
Small Cap Equity Fund                            11,715,677        12,147,678

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

ACCOUNTING FOR INVESTMENTS

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAX

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

During the year ended December 31, 2004, the following amounts were reclassified due to the differences between book and tax accounting:

                                                                      ACCUMULATED
                                                                     NET REALIZED         UNDISTRIBUTED
                                                   PAID-IN          GAIN (LOSS) ON       NET INVESTMENT
                                                   CAPITAL            INVESTMENTS            INCOME
                                                 ----------         --------------       --------------
Equity Index Fund                                $  (48,163)          $   47,226           $      937
Small Cap Equity Fund                                     1               (2,385)               2,384

FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

FORWARD FOREIGN CURRENCY CONTRACTS

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At December 31, 2004, the Funds had no open forward foreign currency contracts.

FORWARD COMMITMENTS

Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Delivery and payment for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Funds instruct the custodian to segregate assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Forward commitments are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of the forward commitment. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they cannot close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

At December 31, 2004, the Funds had no open forward commitments.

FINANCIAL FUTURES CONTRACTS

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Equity Index Fund at December 31, 2004, is as follows:

                                                          NOTIONAL           NET
      NUMBER OF                                           CONTRACT       UNREALIZED
      CONTRACTS            TYPE       EXPIRATION DATE      VALUE        APPRECIATION
-------------------   -------------   ---------------   ------------    ------------
EQUITY INDEX FUND
BUYS
11                    S&P 500 Index      03/17/05       $  3,337,675     $    78,546

ALLOCATION OF OPERATING ACTIVITY

In maintaining the records for the Equity Index Fund, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expense relates based on the relative net assets of each.

3.   MANAGEMENT FEES AND OTHER TRANSACTIONS

INVESTMENT MANAGEMENT FEES

Under agreements between the Trust and MassMutual on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees monthly based on the following annual rates.

For the Equity Index Fund, MassMutual receives a fee from the Fund at an annual rate of 0.10% of the average daily net asset value of the Fund.

For the Small Cap Equity Fund, MassMutual receives a fee from the Fund at an annual rate of 0.65% of the first $100,000,000, 0.60% of the next $100,000,000,
0.55% of the next $300,000,000 and 0.50% of any excess over $500,000,000 of the average daily net asset value of the Fund.

MassMutual has entered into an investment sub-advisory agreement with Babson Capital Management LLC ("Babson Capital"), (formerly known as David L. Babson & Company Inc.) pursuant to which Babson Capital serves as the Small Cap Equity Fund's sub-adviser providing day-to-day management of the Fund's investments. Babson Capital is a wholly-owned subsidiary of DLB Acquisition Corporation, which is a controlled subsidiary of MassMutual. Babson Capital receives a fee from MassMutual equal to an annual rate of 0.25% of the average daily net assets under management of the Fund.

MassMutual has also entered into an investment sub-advisory agreement with Northern Trust Investments, N.A. ("Northern Trust") for the Equity Index Fund. MassMutual pays a sub-advisory fee to Northern Trust based upon the aggregate net assets under management which include (1) the average daily net assets of the Equity Index Fund, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which Northern Trust provides sub-advisory services and which have substantially the same investment objectives, policies and investment strategies.

ADMINISTRATION & SHAREHOLDER SERVICE FEES

For the Equity Index Fund, under a separate administrative and shareholder services agreement between the Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates: 0.30% on the first $100,000,000, 0.28% on the next $150,000,000 and 0.26% on assets in excess of $250,000,000 of Class I shares of the Fund, 0.19% of the average daily net assets of Class II shares of the Fund, and for Class III shares, an amount not to exceed 0.05% of the average daily net assets of the Fund.

EXPENSE WAIVERS

For the Small Cap Equity Fund, MassMutual has agreed, at least through April 30, 2005, to bear the expenses of the Fund to the extent that the aggregate expenses (excluding the Fund's management fee, interest, taxes, brokerage commissions and extraordinary expenses) incurred during the Fund's fiscal year exceed 0.11% of the average daily net assets of the Fund for such year.

For Class II and Class III of the Equity Index Fund, MassMutual has agreed, at least through April 30, 2005, to bear the expenses of the Fund, to the extent that the aggregate expenses (excluding the Fund's management and administrative fees, interest, taxes, brokerage commissions and extraordinary expenses) incurred during the Fund's fiscal year exceed 0.05% of the average daily net assets of the Fund for such year. MassMutual has also agreed to waive certain administrative and shareholder service fees payable by the Fund on account of Class II or Class III shares.

EXPENSE REDUCTIONS

The Small Cap Equity Fund has entered into an agreement with certain brokers whereby the brokers will rebate, in cash, a portion of brokerage commissions and such cash will be applied to reduce fund expenses. The amount earned by the Fund under such an agreement is presented as a reduction of the expenses in the statement of operations. For the year ended December 31, 2004, there was no expense reduction under this agreement.

OTHER

Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer or employee of MassMutual is borne by the Funds.

DEFERRED COMPENSATION

Trustees of the Funds that are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of the Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest at a rate equal to eight percent (8%) per annum.

For the year ended December 31, 2004, no significant amounts have been deferred.

4. PURCHASES AND SALES OF INVESTMENTS

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the year ended December 31, 2004, were as follows:

                            LONG-TERM U.S.      OTHER LONG-TERM
                        GOVERNMENT SECURITIES     SECURITIES
                        ---------------------   ---------------
PURCHASES
Equity Index Fund       $                   -   $    15,643,905
Small Cap Equity Fund                       -        36,726,714

SALES
Equity Index Fund       $                   -   $    45,944,963
Small Cap Equity Fund                       -        32,652,163

5. CAPITAL SHARE TRANSACTIONS

The Funds are authorized to issue an unlimited number of shares, with no par value in each class of shares. Changes in shares outstanding for each Fund are as follows:

                                          YEAR ENDED DECEMBER 31, 2004   YEAR ENDED DECEMBER 31, 2003
                                            SHARES          AMOUNT         SHARES         AMOUNT
                                          ----------   ---------------   ----------   ---------------
EQUITY INDEX FUND CLASS I
   Sold                                    1,190,416   $    16,724,615    1,373,601   $    16,523,967
   Issued as reinvestment of dividends        90,073         1,343,884       66,793           913,733
   Redeemed                               (1,299,529)      (18,067,066)  (1,104,652)      (12,742,287)
                                          ----------   ---------------   ----------   ---------------
   Net increase (decrease)                   (19,040)  $         1,433      335,742   $     4,695,413
                                          ==========   ===============   ==========   ===============
EQUITY INDEX FUND CLASS II
   Sold                                    1,537,829   $    21,537,619    3,785,872   $    45,312,735
   Issued as reinvestment of dividends       213,984         3,190,498      181,866         2,486,104
   Redeemed                               (3,163,722)      (44,605,532)  (1,822,195)      (20,970,465)
                                          ----------   ---------------   ----------   ---------------
   Net increase (decrease)                (1,411,909)  $   (19,877,415)   2,145,543   $    26,828,374
                                          ==========   ===============   ==========   ===============
EQUITY INDEX FUND CLASS III
   Sold                                       19,216   $       267,033      766,101   $     8,254,570
   Issued as reinvestment of dividends       171,337         2,549,488      141,618         1,931,671
   Redeemed                               (1,043,953)      (14,627,174)  (1,499,750)      (17,541,572)
                                          ----------   ---------------   ----------   ---------------
   Net increase (decrease)                  (853,400)  $   (11,810,653)    (592,031)  $    (7,355,331)
                                          ==========   ===============   ==========   ===============
SMALL CAP EQUITY FUND
   Sold                                    1,158,338   $    13,270,784    1,543,870   $    14,782,305
   Issued as reinvestment of dividends       154,079         1,963,832       12,718           142,999
   Redeemed                               (1,084,794)      (12,425,250)  (1,081,987)      (10,032,551)
                                          ----------   ---------------   ----------   ---------------
   Net increase (decrease)                   227,623   $     2,809,366      474,601   $     4,892,753
                                          ==========   ===============   ==========   ===============

6. FOREIGN SECURITIES

The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

7. FEDERAL INCOME TAX INFORMATION

At December 31, 2004, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

                               FEDERAL        TAX BASIS      TAX BASIS     NET UNREALIZED
                             INCOME TAX      UNREALIZED     UNREALIZED      APPRECIATION/
                                COST        APPRECIATION   DEPRECIATION    (DEPRECIATION)
                            -------------   ------------   -------------   --------------
Equity Index Fund           $ 408,584,626   $ 67,282,198   $ (42,397,641)  $   24,884,557
Small Cap Equity Fund          86,990,030     28,219,593      (1,528,322)      26,691,271

At December 31, 2004, the following Funds had available, for Federal income tax purposes, unused capital losses:

                                              EXPIRING        EXPIRING        EXPIRING
                                                2010            2011            2012
                                            ------------   -------------   --------------
Equity Index Fund                           $  6,501,477   $     110,945   $    2,367,627

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes. The tax character of distributions paid during the year ended December 31, 2004 was as follows:

                                              ORDINARY       LONG TERM       RETURN OF
                                               INCOME       CAPITAL GAIN      CAPITAL
                                            ------------   -------------   --------------
Equity Index Fund                           $  7,083,870   $           -   $            -
Small Cap Equity Fund                            516,795       1,447,037                -

The tax character of distributions paid during the year ended December 31, 2003 was as follows:

                                              ORDINARY       LONG TERM       RETURN OF
                                               INCOME       CAPITAL GAIN      CAPITAL
                                            ------------    ------------   --------------
Equity Index Fund                           $  5,331,508    $          -   $            -
Small Cap Equity Fund                            142,999               -                -

At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

                            UNDISTRIBUTED                      OTHER
                              ORDINARY      CAPITAL LOSS     TEMPORARY      UNREALIZED
                               INCOME         CARRYOVER     DIFFERENCES    APPRECIATION*
                            -------------   ------------   -------------   -------------
Equity Index Fund           $           -   $ (8,980,049)  $  (1,207,997)  $  24,963,103
Small Cap Equity Fund             358,180              -        (128,332)     26,691,271

* INCLUDES UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS, DERIVATIVES AND FOREIGN CURRENCY DENOMINATED ASSETS AND LIABILITIES IF ANY.

The following Funds elected to defer to January 1, 2005 post-October losses:

                                                                                AMOUNT
                                                                            -------------
Equity Index Fund                                                           $   1,178,443
Small Cap Equity Fund                                                             120,428

8. PROXY VOTING (UNAUDITED)

A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/retire and on the Securities and Exchange Commission's website at http://www.sec.gov.

9. QUARTERLY REPORTING (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room, which may be obtained by calling 1-800-SEC-0330.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF MML SERIES INVESTMENT FUND

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the MML Equity Index Fund and the MML Small Cap Equity Fund (collectively the "Funds") which are components of the MML Series Investment Fund ("The MML Trust"), as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the MML Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion of the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2004, and the results of their operations, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
Boston, Massachusetts
February 11, 2005

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers as of December 31, 2004; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by calling 1-888-309-3539 or by writing MML Series Investment Fund, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

DISINTERESTED TRUSTEES

                                           TERM                                         NUMBER OF
                                       OF OFFICE**                                    PORTFOLIOS IN
                                           AND                                             FUND
                          POSITION(S)     LENGTH                PRINCIPAL                COMPLEX                  OTHER
      NAME, ADDRESS*,      HELD WITH     OF TIME           OCCUPATION(S) DURING        OVERSEEN BY            DIRECTORSHIPS
         AND AGE             TRUST        SERVED               PAST 5 YEARS              TRUSTEE             HELD BY TRUSTEE
------------------------  -----------  -----------  --------------------------------  -------------  -------------------------------
Richard H. Ayers          Trustee of   Since 1999   Retired.                                39       Director, Applera Corporation;
Age: 62                   the Trust                                                                  Director (since 2002), Instron
                                                                                                     Corporation.

Mary E. Boland            Trustee of   Since 1973   Attorney at Law (since 2004);           39       Director (since 1999),
Age: 65                   the Trust                 Attorney at Law (1965-2004),                     BankNorth Massachusetts;
                                                    Egan, Flanagan and Cohen, P.C.                   Director (since 1999),
                                                    (law firm), Springfield, MA.                     Massachusetts Educational
                                                                                                     Financing Authority.

Richard W. Greene         Trustee of   Since 1999   Retired; Vice President for             39
Age: 69                   the Trust                 Investments and Treasurer
                                                    (1998-2000), University of
                                                    Rochester (private university).

F. William Marshall, Jr.  Trustee of   Since 1996   Consultant (since 1999);                39       Trustee (since 2000), Board II
Age: 62                   the Trust                 Chairman (1999), Family Bank,                    Oppenheimer Funds.
                                                    F.S.B. (formerly SIS Bank);
                                                    Executive Vice President (1999),
                                                    Peoples Heritage Financial
                                                    Group; President, Chief
                                                    Executive Officer and Director
                                                    (1993-1999), SIS Bancorp, Inc.
                                                    and SIS Bank (formerly,
                                                    Springfield Institution for
                                                    Savings).

Allan W. Blair            Trustee of   Since 2003   President and Chief Executive           39       Director (since 2001), Future
Age: 56                   the Trust                 Officer (since 1996), Economic                   Works, Inc.
                                                    Development Council of Western
                                                    Massachusetts; President and
                                                    Chief Operating Officer (since
                                                    1993), Westmass Area Development
                                                    Corporation; President and Chief
                                                    Operating Officer (since 1984),
                                                    Westover Metropolitan
                                                    Development Corporation.

R. Alan Hunter, Jr.       Trustee of   Since 2003   Retired.                                39
Age: 58                   the Trust

INTERESTED TRUSTEES

                                           TERM                                         NUMBER OF
                                       OF OFFICE**                                    PORTFOLIOS IN
                                           AND                                             FUND
                          POSITION(S)     LENGTH                PRINCIPAL                COMPLEX                  OTHER
      NAME, ADDRESS*,      HELD WITH     OF TIME           OCCUPATION(S) DURING        OVERSEEN BY            DIRECTORSHIPS
         AND AGE             TRUST        SERVED               PAST 5 YEARS              TRUSTEE             HELD BY TRUSTEE
------------------------  -----------  -----------  --------------------------------  -------------  -------------------------------
Stuart H. Reese           Chairman     Since 1999   Executive Vice President and            41       Chairman (since 1999),
Age: 49                   and                       Chief Investment Officer (since                  President (1995-1999),
                          Trustee of                1999), Chief Executive Director                  MassMutual Corporate Investors
                          the Trust                 (1997-1999), MassMutual;                         and MassMutual Participation
                                                    Chairman and Chief Executive                     Investors (closed-end
                                                    Officer (since 2001), President                  investment companies);
                                                    and Chief Executive Officer                      Director (since 1999), Merrill
                                                    (1999-2001), Babson Capital                      Lynch Derivative Products;
                                                    Management LLC (investment                       Chairman (since 1999),
                                                    adviser).                                        Director (since 1996), Antares
                                                                                                     Capital Corporation (finance
                                                                                                     company); Director (since
                                                                                                     1996), HYP Management, Inc.
                                                                                                     (managing member of MassMutual
                                                                                                     High Yield Partners LLC), and
                                                                                                     MMHC Investment, Inc.
                                                                                                     (investor in funds sponsored
                                                                                                     by MassMutual); Director
                                                                                                     (since 1994), MassMutual
                                                                                                     Corporate Value Partners
                                                                                                     Limited (investor in debt and
                                                                                                     equity securities) and
                                                                                                     MassMutual Corporate Value
                                                                                                     Limited (parent of MassMutual
                                                                                                     Corporate Value Partners
                                                                                                     Limited); President (since
                                                                                                     1997), MassMutual/ Darby CBO
                                                                                                     IM Inc. (manager of
                                                                                                     MassMutual/ Darby CBO LLC, a
                                                                                                     high yield bond fund);
                                                                                                     Advisory Board Member (since
                                                                                                     1995), Kirtland Capital
                                                                                                     Partners.

Frederick C. Castellani   Trustee of   Since 2001   Executive Vice President (since         39
Age: 58                   the Trust                 2001), Senior Vice President
                                                    (1996-2001), MassMutual.

Robert E. Joyal           Trustee of   Since 2003   Retired; President (2001-2003),         41       Trustee (since 2003),
Age: 59                   the Trust                 Managing Director (2000-2001)                    President (1999-2003),
                                                    and Executive Director                           MassMutual Corporate Investors
                                                    (1999-2000), David L. Babson &                   and MassMutual Participation
                                                    Company Inc.; Executive Director                 Investors (closed-end
                                                    (1997-1999), Massachusetts                       investment companies);
                                                    Mutual Life Insurance Company.                   Director (since 1996), Antares
                                                                                                     Capital Corporation (bank loan
                                                                                                     syndication); Director (since
                                                                                                     1996), First Israel Mezzanine
                                                                                                     Investors Ltd. (general
                                                                                                     partner and manager of The
                                                                                                     Israel Mezzanine Fund, L.P.);
                                                                                                     Director (since 2003), Pemco
                                                                                                     Aviation Group, Inc.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                                        NUMBER OF
                                                                                                      PORTFOLIOS IN
                                                                                                          FUND
                       POSITION(S)    LENGTH                            PRINCIPAL                        COMPLEX
  NAME, ADDRESS*,       HELD WITH     OF TIME                     OCCUPATION(S) DURING                 OVERSEEN BY
      AND AGE            TRUST        SERVED                          PAST 5 YEARS                       OFFICER
------------------  ----------------  -------  -----------------------------------------------------  -------------

David W. O'Leary    President of the   Since   Senior Vice President (since 2001), MassMutual;              14
Age: 44             Trust              2004    Senior Vice President (1999-2001), Vice President
                                               (1996-1999), Aetna Financial Services.

James S. Collins    Chief Financial    Since   Vice President (since 1999), Second Vice President           39
Age: 46             Officer and        2000    (1990-1999), MassMutual.
                    Treasurer of
                    Trust

Thomas M. Kinzler   Vice President     Since   Vice President and Associate General Counsel (since          59
Age: 49             and Secretary      1999    1999), Second Vice President and Associate General
                    of the Trust               Counsel (1996-1999), MassMutual.

Toby Slodden        Vice President     Since   Executive Vice President (since 2003), Senior Vice           39
Age: 47             of the Trust       2003    President (1999-2003), Vice President (1997-1999),
                                               MassMutual.

Michael A. Chong    Vice President     Since   Vice President, Compliance (since 2004), Vice                59
Age: 47             and Chief          2004    President and Associate General Counsel (1999-2004),
                    Compliance                 Second Vice President (1996-1999), MassMutual.
                    Officer of the
                    Trust

Ian W. Sheridan     Vice President     Since   Vice President (since 2003), MassMutual; Vice                39
Age: 39             of the Trust       2004    President of Marketing and Business Development
                                               (1999-2003), Automatic Data Processing (ADP).


* The address of each Trustee and Principal Officer is the same as that for the Trust; 1295 State Street, Springfield, Massachusetts 01111.

** Each Trustee of the Trust serves until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his successor or until he dies, resigns or is removed. Notwithstanding the foregoing, a Trustee shall retire and cease to serve as a Trustee as of the first board meeting following the date on which the Trustee attains the age of seventy-two years.

FEDERAL TAX INFORMATION (UNAUDITED)

For corporate shareholders, a portion of the ordinary dividends paid during the Fund's year ended December 31, 2004 qualified for the dividends received deduction, as follows:

Equity Index Fund                                                        100.00%
Small Cap Equity Fund                                                    100.00%

FUND EXPENSES DECEMBER 31, 2004

EXPENSE EXAMPLES

The following information is in regards to expenses for the six month period ended December 31, 2004:

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested for the six month period ended December 31, 2004.

ACTUAL EXPENSES

The first line of each table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

The Funds incur ongoing operating expenses during the normal course of business, such as management fees and other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended December 31, 2004, based on, (1) the Fund's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the Fund's actual expenses:

EQUITY INDEX FUND
CLASS I

                                                                          OPERATING
                                              BEGINNING       ENDING       EXPENSE
                                                VALUE         VALUE       INCURRED*
                                             -----------    ----------    ---------
1) Actual                                    $  1,000.00    $ 1,069.10    $    2.34
2) Hypothetical                                 1,000.00      1,022.87         2.29

----------
* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.45%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS II

                                                                          OPERATING
                                              BEGINNING       ENDING       EXPENSE
                                                VALUE         VALUE       INCURRED*
                                             -----------    ----------    ---------
1) Actual                                    $  1,000.00    $ 1,070.10    $    1.51
2) Hypothetical                                 1,000.00      1,023.68         1.48

----------
* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.29%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS III

                                                                          OPERATING
                                              BEGINNING       ENDING       EXPENSE
                                                VALUE         VALUE       INCURRED*
                                             -----------    ----------    ---------
1) Actual                                    $  1,000.00    $ 1,070.80    $   0.78
2) Hypothetical                                 1,000.00      1,024.38        0.76

----------
* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.15%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

SMALL CAP EQUITY FUND

                                                                          OPERATING
                                              BEGINNING       ENDING       EXPENSE
                                                VALUE         VALUE       INCURRED*
                                             -----------    ----------    ---------
1) Actual                                    $  1,000.00    $ 1,109.90    $   3.71
2) Hypothetical                                 1,000.00      1,021.62        3.56

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.70%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

[MASSMUTUAL FINANCIAL GROUP(SM) LOGO]

Massachusetts Mutual Life Insurance Company and affiliates, Springfield, MA 01111-0001

www.massmutual.com

MassMutual Financial Group is a marketing designation (or fleet name) for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliates.

L4540-2 205

ITEM 2 CODE OF ETHICS.

          As of December 31, 2004, the Registrant adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002. For the year ended December 31, 2004, there were no amendments to a provision of the Code of Ethics. A copy of its Code of Ethics is filed with this Form N-CSR under item 10 (a).

ITEM 3 AUDIT COMMITTEE FINANCIAL EXPERT.

          The Registrant's Board of Trustees has determined that Richard H. Ayers and Richard W. Greene, both members of the Audit Committee, are audit committee financial experts as defined by the Securities and Exchange Commission (the "SEC"). Mr. Ayers and Mr. Greene are "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4 PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) AUDIT FEES: The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent auditors, Deloitte & Touche LLP, for the audit of the Registrant's annual financial statements for 2004 and 2003 were $38,100 and $35,968, respectively.
          (b) AUDIT RELATED FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for 2004 and 2003.
          (c) TAX FEES: The aggregate fees paid or accrued by the Registrant for professional services rendered by Deloitte & Touche LLP for the review of Form 1120-RIC, Form 8613, excise distribution projections, distribution calculation and reasonable out of pocket expenses for 2004 and 2003 were $5,414 and $6,057, respectively.
          (d) ALL OTHER FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for 2004 or 2003.
          (e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICY: All services to be performed for the Registrant by Deloitte & Touche LLP must be pre-approved by the audit committee. All services performed during 2004 and 2003 were pre-approved by the committee.
               (2) Not applicable.
          (f)  Not applicable.
          (g)  Not applicable.
          (h)  Not applicable.

ITEM 5 AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable to this filing.

ITEM 6 SCHEDULE OF INVESTMENTS

          Not applicable to this filing.

ITEM 7 DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable to this filing.

ITEM 8 PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable to this filing.

ITEM 9 SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          Not applicable to this filing.

ITEM 10 CONTROLS AND PROCEDURES.

          (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective based as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

          (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11 (EXHIBITS):

          (a)(1) Code of Ethics Described in Item 2 is attached.

          (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.

          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

          (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               MML Series Investment Fund

By (Signature and Title):  /s/ David W. O'Leary
                           --------------------------------------------
                           David W. O'Leary, President and Principal Executive Officer

                           Date 2/24/05
                                ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  /s/ David W. O'Leary
                           --------------------------------------------
                           David W. O'Leary, President and Principal Executive Officer

                           Date 2/24/05
                                ----------

By (Signature and Title):  /s/ James S. Collins
                           ---------------------------------------------------
                           James S. Collins, Treasurer and Principal Financial Officer

                           Date 3/1/05
                                ----------